UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

---------------------------------------------------------

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

-------------------------------------------------------------

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

------------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

--------------

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2016. The report applies to the 5 Lifestyle Portfolios.

John Hancock

Lifestyle Portfolios

Semiannual report 6/30/16

A message to shareholders

Dear shareholder,

The past six months marked a volatile stretch for investors. In January, major U.S. equity indexes experienced corrections—declines of 10% or more—before going on to rebound in the spring. Turbulence soon returned, however, as Brexit, the U.K.'s vote in late June to leave the European Union (EU), created a challenging backdrop for financial markets. Investors embraced traditional safe-haven assets, including U.S. Treasuries and gold, but equities and currency markets worldwide experienced sharp short-term drops. The move creates a number of unknowns in the near term, the most important of which is whether other EU countries will follow suit, and may ultimately have a negative effect on Europe's economic recovery. Our network of asset managers and researchers expects that the European Central Bank and the Bank of England will likely expand their efforts to stimulate economic activity and that the U.K.'s decision may even delay the U.S. Federal Reserve's next interest-rate increase until December at the earliest, all of which should help support markets. In fact, the S&P 500 Index and Dow Jones Industrial Average both went on to hit all-time highs in mid-July as investors bought stocks on the Brexit dip.

While it's impossible to predict how markets will respond to global macroeconomic developments in the coming weeks and months, it is prudent to expect continued volatility. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place to help meet the needs of our fund shareholders. Whether the markets are up or down, your financial advisor can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of June 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifestyle Portfolios

Table of contents

2	Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
8	John Hancock Lifestyle Aggressive Portfolio
9	John Hancock Lifestyle Growth Portfolio
10	John Hancock Lifestyle Balanced Portfolio
11	John Hancock Lifestyle Moderate Portfolio
12	John Hancock Lifestyle Conservative Portfolio
13	Your expenses
17	Portfolios' investments
22	Financial statements
27	Financial highlights
37	Notes to financial statements
57	Evaluation of advisory and subadvisory agreements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       1

Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bond prices rose as interest rates declined around the world

Buoyed by falling interest rates, most global fixed-income indexes rallied; equity price movements were mixed, generally down in international developed markets and up in emerging and U.S. markets.

The portfolios posted gains, but underperformed benchmarks

The portfolios generated positive total returns, trailing their custom blended benchmarks for the period.

Manager selection detracted from relative performance

On balance, the performance of the portfolios' underlying specialist managers drove the underperformance relative to the custom blended benchmarks.

PORTFOLIO ALLOCATION AS OF 6/30/16 (%)

HIGHER POTENTIAL RETURN AND RISK
LOWER POTENTIAL RETURN AND RISK

Lifestyle Aggressive Portfolio

Equity	86.1
Alternative and specialty	13.9

Lifestyle Growth Portfolio

Equity	69.6
Fixed income	17.0
Alternative and specialty	13.4

Lifestyle Balanced Portfolio

Equity	50.8
Fixed income	37.2
Alternative and specialty	12.0

Lifestyle Moderate Portfolio

Equity	35.7
Fixed income	56.6
Alternative and specialty	7.7

Lifestyle Conservative Portfolio

Equity	16.1
Fixed income	73.6
Alternative and specialty	10.3

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       2

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/16 (%)

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/16 (%)

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       4

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"Global fixed-income markets rallied as interest rates declined and credit spreads tightened in many parts of the world."

As an asset allocator who invests across many different capital markets around the world, what are your observations about the six-month period ended June 30, 2016?

Global fixed-income markets rallied as interest rates declined and credit spreads tightened in many parts of the world. Certain long-dated developed-market sovereign, U.S. high-yield corporate, and emerging-market debt assets generated particularly strong results. After an extended time horizon marked by price declines, which included the opening weeks of 2016, commodity markets staged a comeback. Rising precious metal prices drove commodity indexes higher for the period. Energy prices, such as those for crude oil and natural gas, were also up.

On balance, global equities were modestly positive, with emerging and U.S. markets leading the way; the MSCI Emerging Markets Index was up 6.60%, and the S&P 500 Index was up 3.84%. In the United States, defensively oriented equity sectors, such as telecommunication services and utilities, were among the strongest, while the financials sector lagged.

Developed equity markets outside of the United States were among the weakest, as the MSCI EAFE Index declined 4.04%. The U.K.'s vote in favor of leaving the European Union (Brexit) surprised investors and prompted a spike in market volatility late in the period, especially in Europe, where many risk assets dropped precipitously before recovering some of those losses.

Our view of emerging-market equities continued to improve. We've been encouraged about selective local growth opportunities, and we're cautiously optimistic about early signs of stabilization in China, which bodes well for greater Asia. On the other side of the Caucasus and Ural Mountains, European equities present a paradox: We recognize their attractive valuations, but we also acknowledge the long-standing economic challenges facing that region—challenges that the referendum results favoring Brexit intensified.

How did the portfolios perform for the period?

While all the portfolios posted positive total returns, those portfolios with larger fixed-income allocations performed better than those with larger equity allocations as, broadly speaking, the global bond market outpaced the global stock market.

In absolute terms, the portfolios performed as we would have expected them to perform given their broad exposure to the world's capital markets; however, the portfolios' underlying composition of active managers weighed on results relative to the custom blended benchmarks, as a number of strategies struggled to keep pace for this particular period.

How were the portfolios positioned as of period end?

We made no material changes to the core composition of the portfolios during the period. As always, we favor a globally diversified approach, with representation from a range of the world's traditional and alternative asset classes and investment strategies, including absolute return mandates that aim for positive returns even in the absence of generally rising capital markets. We find absolute return strategies very attractive in an environment where U.S. equity market valuations have remained relatively high and many global government bond yields have hit historic lows, below zero for certain issues in Europe and Japan. Relative to their custom blended benchmarks, each Lifestyle Portfolio held an overweight allocation to absolute return approaches as of June 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       5

"We find absolute return strategies very attractive in an environment where U.S. equity market valuations have remained relatively high and many global government bond yields have hit historic lows ..."

LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares were up 0.13%, excluding sales charges, its custom blended benchmark was up 2.34%, and the Morningstar fund category was up 1.38%.

In terms of asset allocation, an overweight in defensively oriented equity strategies provided a boost to relative performance, as did an underweight in international developed-market larger-cap stocks. An allocation dedicated to equity assets that benefit from rising prices of global natural resources was also helpful. Meanwhile, the portfolio's underweight in U.S. mid-cap equities was a hindrance, as the middle portion of the U.S. market outpaced the larger-cap segment.

On balance, manager selection weighed on relative results for the period. Among the portfolio's holdings, the most significant detractors from performance included Technical Opportunities Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison). The most significant contributors to performance included International Value Fund (Templeton), Absolute Return Currency Fund (First Quadrant), and Global Shareholder Yield Fund (Epoch).

LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares were up 0.94%, excluding sales charges, its custom blended benchmark was up 3.16%, and the portfolio's Morningstar fund category was up 2.71%.

In terms of asset allocation, an overweight in defensively oriented equity strategies provided a boost to relative performance, as did an underweight in international developed-market larger-cap stocks. An allocation dedicated to equity assets that benefit from rising prices of global natural resources was also helpful. Meanwhile, the portfolio's underweight in U.S. mid-cap equities was a hindrance, as the middle portion of the U.S. market outpaced the larger-cap segment. An underweight allocation to fixed-income assets also weighed on relative results.

On balance, manager selection weighed on relative results for the period. Among the portfolio's holdings, the most significant detractors from performance included Technical Opportunities Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Capital Appreciation Fund (Jennison). On the other hand, the most significant contributors to performance included International Value Fund (Templeton), Emerging Markets Fund (Dimensional), and Absolute Return Currency Fund (First Quadrant).

LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares were up 2.24%, excluding sales charges, its custom blended benchmark was up 3.95%, and the Morningstar fund category was up 3.17%.

In terms of asset allocation, an overweight in defensively oriented equity strategies provided a boost to relative performance, as did an underweight in international developed-market larger-cap stocks. An allocation dedicated to equity assets that benefit from rising prices of global natural resources was also helpful. Meanwhile, the portfolio's underweight in U.S. mid-cap equities was a hindrance, as the middle portion of the U.S. market outpaced the larger-cap segment. An underweight allocation to fixed-income assets also weighed on relative results.

On balance, manager selection served as a modest drag on relative results. Among the portfolio's holdings, the most significant detractors from performance included Technical Opportunities Fund (Wellington), Fundamental Large Cap Value Fund (JHAM), and Blue Chip Growth Fund (T. Rowe Price). On the other hand, the most significant contributors to performance included Absolute Return Currency Fund (First Quadrant), International Value Fund (Templeton), and Spectrum Income Fund (T. Rowe Price).

LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares were up 3.66%, excluding sales charges, its custom blended benchmark was up 4.70%, and the

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       6

Morningstar fund category was up 4.31%.

In terms of asset allocation, an overweight in defensively oriented equity strategies provided a boost to relative performance, as did an underweight in international developed-market larger-cap stocks. An allocation dedicated to equity assets that benefit from rising prices of global natural resources was also helpful. Meanwhile, the portfolio's underweight in U.S. mid-cap equities was a mild hindrance, as the middle portion of the U.S. market outpaced the larger-cap segment. An underweight allocation to fixed-income assets also weighed on relative results.

On balance, manager selection served as a modest drag on relative results. Among the portfolio's holdings, the most significant detractors from performance included Fundamental Large Cap Value Fund (JHAM), Blue Chip Growth Fund (T. Rowe Price), and Capital Appreciation Fund (Jennison). On the other hand, the most significant contributors to performance included Absolute Return Currency Fund (First Quadrant), Spectrum Income Fund (T. Rowe Price), and International Value Fund (Templeton).

LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares were up 4.36%, excluding sales charges, its custom blended benchmark was up 5.43%, and the Morningstar fund category was up 4.51%.

In terms of asset allocation, an overweight in defensively oriented equity strategies provided a boost to relative performance, as did an underweight in international developed-market larger-cap stocks. An allocation dedicated to equity assets that benefit from rising prices of global natural resources was also helpful. Meanwhile, the portfolio's underweight in U.S. mid-cap equities was a mild hindrance, as the middle portion of the U.S. market outpaced the larger-cap segment. An underweight allocation to fixed-income assets (and a commensurate overweight allocation to absolute return investments) also weighed on relative results for this period, which was marked by rising bond markets.

On balance, manager selection served as a modest drag on relative results. Among the portfolio's holdings, the most significant detractors from performance included Global Absolute Return Strategies Fund (Standard Life), Fundamental Large Cap Value Fund (JHAM), and Total Return Fund (PIMCO). On the other hand, the most significant contributors to performance included Absolute Return Currency Fund (First Quadrant), Enduring Assets Fund (Wellington), and Spectrum Income Fund (T. Rowe Price).

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging and other strategic transactions may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectuses.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       7

John Hancock Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends), a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	86.1
U.S. Large Cap	35.4
International Large Cap	14.8
Large Blend	9.0
U.S. Mid Cap	8.7
Emerging Markets	7.8
International Small Cap	4.7
U.S. Small Cap	4.7
Global Large Cap	1.0
Alternative and specialty	13.9
Technical Opportunities	2.8
Science & Technology	2.5
Natural Resources	2.0
Financial Industries	1.7
Global Focused Strategies	1.2
Real Estate	1.0
Currency	0.8
Redwood	0.7
Health Sciences	0.7
Seaport	0.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-16 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-9.87%	-10.19%	-6.73%	-4.90%	-5.49%	-5.26%	-5.41%	-5.06%	-4.85%	-4.79%	-4.79%	3.99%	-9.72%	-1.56%
5 year	4.80%	4.74%	5.13%	5.47%	5.43%	5.63%	5.53%	5.91%	6.18%	6.28%	6.32%	12.10%	2.15%	8.24%
10 year	3.60%	3.50%	3.38%	3.65%	—	3.40%	3.84%	4.17%	4.47%	3.49%	4.60%	7.42%	2.05%	5.94%
Since inception	—	—	—	—	3.77%	—	—	—	—	—	—	—	—	—
Cumulative returns
6 months	-4.86%	-5.19%	-1.27%	0.20%	-0.07%	0.07%	0.00%	0.20%	0.27%	0.27%	0.27%	3.84%	-4.04%	2.34%
5 year	26.41%	26.05%	28.43%	30.48%	30.26%	31.48%	30.87%	33.24%	34.96%	35.61%	35.88%	77.02%	11.20%	48.57%
10 year	42.47%	41.06%	39.50%	43.06%	—	39.70%	45.76%	50.45%	54.82%	40.88%	56.81%	104.65%	22.53%	78.01%
Since inception	—	—	—	—	43.72%	—	—	—	—	—	—	—	—	—

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.41	2.11	2.11	1.09	1.75	1.50	1.65	1.35	1.05	1.00	1.03
Net (%)	1.40	2.11	2.11	1.09	1.75	1.50	1.65	1.25	1.05	0.98	1.03

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-16 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.13%, 1.86%, and 5.72% (respectively, annualized) and 96.12%, 19.72%, and 72.38% (respectively, cumulative).
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       8

John Hancock Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	69.6
U.S. Large Cap	30.8
International Large Cap	11.7
Large Blend	7.2
U.S. Mid Cap	6.9
Emerging Markets	5.1
International Small Cap	3.7
U.S. Small Cap	3.1
Global Large Cap	1.1
Fixed income	17.0
Multi-Sector Bond	5.7
Intermediate Bond	4.3
Bank Loan	2.3
Global Bond	2.3
High Yield Bond	1.2
Treasury Inflation-Protected Securities	1.1
Short-Term Bond	0.1
Alternative and specialty	13.4
Global Absolute Return Strategies	2.2
Technical Opportunities	2.2
Science & Technology	2.0
Currency	1.5
Financial Industries	1.4
Natural Resources	1.4
Real Estate	1.0
Redwood	0.8
Health Sciences	0.6
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-16 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-8.42%	-8.76%	-5.21%	-3.29%	-3.88%	-3.70%	-3.85%	-3.49%	-3.29%	-3.23%	-3.28%	-3.17%	3.99%	6.00%	-0.10%
5 year	4.64%	4.63%	4.97%	5.36%	5.35%	5.47%	5.44%	5.84%	6.08%	6.14%	6.15%	6.21%	12.10%	3.76%	7.55%
10 year	4.11%	4.02%	3.90%	4.20%	—	3.99%	4.39%	4.74%	5.01%	4.44%	5.10%	5.15%	7.42%	5.13%	6.08%
Since inception	—	—	—	—	4.24%	—	—	—	—	—	—	—	—	—	—
Cumulative returns
6 months	-4.08%	-4.46%	-0.46%	1.08%	0.74%	0.88%	0.81%	1.01%	1.07%	1.15%	1.08%	1.15%	3.84%	5.31%	3.16%
5 year	25.44%	25.42%	27.42%	29.80%	29.80%	30.50%	30.30%	32.83%	34.34%	34.72%	34.76%	35.13%	77.02%	20.28%	43.90%
10 year	49.60%	48.36%	46.60%	50.92%	—	47.92%	53.64%	58.89%	63.03%	54.46%	64.50%	65.29%	104.65%	64.97%	80.41%
Since inception	—	—	—	—	50.21%	—	—	—	—	—	—	—	—	—	—

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.37	2.07	2.07	1.06	1.72	1.47	1.62	1.32	1.02	0.97	1.00	0.95
Net (%)	1.36	2.07	2.07	1.06	1.72	1.47	1.62	1.22	1.02	0.95	1.00	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-16 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.13%, 4.95%, and 5.87% (respectively, annualized) and 96.12%, 60.37%, and 74.80% (respectively, cumulative).
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       9

John Hancock Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	50.8
U.S. Large Cap	23.5
International Large Cap	8.4
Large Blend	5.4
U.S. Mid Cap	4.8
Emerging Markets	3.0
International Small Cap	2.4
U.S. Small Cap	2.3
Global Large Cap	1.0
Fixed income	37.2
Multi-Sector Bond	12.1
Intermediate Bond	11.2
Bank Loan	4.7
Global Bond	4.6
High Yield Bond	2.3
Treasury Inflation-Protected Securities	2.1
Short-Term Bond	0.2
Alternative and specialty	12.0
Global Absolute Return Strategies	2.4
Science & Technology	1.7
Currency	1.6
Real Estate	1.2
Technical Opportunities	1.2
Financial Industries	1.2
Natural Resources	1.1
Redwood	0.8
Health Sciences	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-16 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-6.68%	-7.04%	-3.42%	-1.46%	-2.03%	-1.79%	-2.01%	-1.60%	-1.41%	-1.35%	-1.40%	-1.34%	3.99%	6.00%	1.31%
5 year	4.08%	4.04%	4.40%	4.81%	4.77%	4.91%	4.89%	5.31%	5.53%	5.57%	5.58%	5.63%	12.10%	3.76%	6.80%
10 year	4.25%	4.16%	4.05%	4.35%	—	4.13%	4.53%	4.89%	5.16%	4.57%	5.22%	5.28%	7.42%	5.13%	6.12%
Since inception	—	—	—	—	4.25%	—	—	—	—	—	—	—	—	—	—
Cumulative returns
6 months	-2.85%	-3.18%	0.82%	2.33%	2.07%	2.20%	2.04%	2.32%	2.41%	2.38%	2.36%	2.38%	3.84%	5.31%	3.95%
5 year	22.13%	21.91%	24.00%	26.46%	26.23%	27.08%	26.97%	29.52%	30.86%	31.15%	31.19%	31.50%	77.02%	20.28%	38.95%
10 year	51.69%	50.30%	48.74%	53.06%	—	49.84%	55.77%	61.17%	65.39%	56.30%	66.37%	67.32%	104.65%	64.97%	81.17%
Since inception	—	—	—	—	50.24%	—	—	—	—	—	—	—	—	—	—

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.34	2.04	2.04	1.03	1.69	1.44	1.59	1.29	0.99	0.94	0.97	0.92
Net (%)	1.33	2.04	2.04	1.03	1.69	1.44	1.59	1.19	0.99	0.92	0.97	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-16 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.13%,4.95%, and 5.93% (respectively, annualized) and 96.12%, 60.37%, and 75.62% (respectively, cumulative).
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       10

John Hancock Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	35.7
U.S. Large Cap	18.1
International Large Cap	5.5
Large Blend	3.6
U.S. Mid Cap	3.0
Emerging Markets	1.7
International Small Cap	1.5
U.S. Small Cap	1.3
Global Large Cap	1.0
Fixed income	56.6
Intermediate Bond	21.9
Multi-Sector Bond	14.3
Global Bond	6.9
Bank Loan	6.5
High Yield Bond	3.4
Treasury Inflation-Protected Securities	3.3
Short-Term Bond	0.3
Alternative and specialty	7.7
Global Absolute Return Strategies	2.5
Currency	1.8
Real Estate	1.0
Redwood	0.8
Natural Resources	0.8
Enduring Equity	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-16 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-4.50%	-4.93%	-1.20%	0.78%	0.20%	0.37%	0.22%	0.68%	0.82%	0.89%	0.84%	0.89%	6.00%	3.99%	2.66%
5 year	3.63%	3.60%	3.96%	4.39%	4.26%	4.45%	4.38%	4.78%	5.00%	5.07%	5.13%	5.17%	3.76%	12.10%	5.99%
10 year	4.38%	4.26%	4.17%	4.52%	—	4.25%	4.59%	4.94%	5.23%	4.20%	5.36%	5.40%	5.13%	7.42%	6.07%
Since inception	—	—	—	—	4.36%	—	—	—	—	—	—	—	—	—	—
Cumulative returns
6 months	-1.52%	-1.78%	2.22%	3.75%	3.42%	3.54%	3.46%	3.66%	3.76%	3.81%	3.78%	3.81%	5.31%	3.84%	4.70%
5 year	19.53%	19.32%	21.44%	23.99%	23.19%	24.34%	23.89%	26.29%	27.65%	28.07%	28.43%	28.69%	20.28%	77.02%	33.74%
10 year	53.52%	51.80%	50.44%	55.60%	—	51.58%	56.71%	61.90%	66.47%	50.85%	68.54%	69.26%	64.97%	104.65%	80.29%
Since inception	—	—	—	—	51.88%	—	—	—	—	—	—	—	—	—	—

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.29	1.99	1.99	0.97	1.63	1.38	1.53	1.23	0.93	0.88	0.91	0.86
Net (%)	1.28	1.99	1.99	0.97	1.63	1.38	1.53	1.13	0.93	0.86	0.91	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-16 for the period beginning 9-18-06 (inception date of Class R1 shares) are 4.95%, 7.13%, and 5.88% (respectively, annualized) and 60.37%, 96.12%, and 74.86% (respectively, cumulative).
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       11

John Hancock Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Equity	16.1
U.S. Large Cap	7.3
International Large Cap	4.0
Large Blend	1.7
U.S. Mid Cap	1.2
Emerging Markets	0.8
Global Large Cap	0.7
U.S. Small Cap	0.4
Fixed income	73.6
Intermediate Bond	30.0
Multi-Sector Bond	15.5
Global Bond	8.3
Bank Loan	7.5
Treasury Inflation-Protected Securities	5.1
Short-Term Bond	4.6
High Yield Bond	2.6
Alternative and specialty	10.3
Global Absolute Return Strategies	3.9
Currency	2.6
Enduring Equity	1.8
Real Estate	0.9
Redwood	0.5
Natural Resources	0.4
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-16 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-3.07%	-3.53%	0.27%	2.36%	1.60%	1.86%	1.79%	2.19%	2.32%	2.39%	2.34%	6.00%	3.99%	3.95%
5 year	2.84%	2.80%	3.15%	3.62%	3.44%	3.66%	3.59%	3.94%	4.21%	4.26%	4.32%	3.76%	12.10%	5.12%
10 year	4.29%	4.20%	4.09%	4.45%	—	4.16%	4.53%	4.83%	5.15%	3.93%	5.27%	5.13%	7.42%	5.92%
Since inception	—	—	—	—	4.23%	—	—	—	—	—	—	—	—	—
Cumulative returns
6 months	-0.83%	-1.01%	2.99%	4.52%	4.18%	4.31%	4.24%	4.44%	4.54%	4.58%	4.56%	5.31%	3.84%	5.43%
5 year	15.02%	14.81%	16.80%	19.44%	18.41%	19.67%	19.30%	21.33%	22.88%	23.17%	23.54%	20.28%	77.02%	28.33%
10 year	52.26%	50.93%	49.27%	54.63%	—	50.37%	55.75%	60.28%	65.18%	47.00%	67.07%	64.97%	104.65%	77.80%
Since inception	—	—	—	—	50.05%	—	—	—	—	—	—	—	—	—

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	1.97	1.97	0.95	1.61	1.36	1.51	1.21	0.91	0.86	0.89
Net (%)	1.26	1.97	1.97	0.95	1.61	1.36	1.51	1.11	0.91	0.84	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-16 for the period beginning 9-18-06 (inception date of Class R1 shares) are 4.95%, 7.13%, and 5.73% (respectively, annualized) and 60.37%, 96.12%, and 72.54% (respectively, cumulative).
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       12

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       13

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1] 1/1/2016 - 6/30/2016	Annualized expense ratio[2]
Lifestyle Aggressive Portfolio
Class A	Actual	$1,000.00	$1,001.30	$2.34	0.47%
Class A	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	998.00	5.91	1.19%
Class B	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class C	Actual	1,000.00	997.30	5.91	1.19%
Class C	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class I	Actual	1,000.00	1,002.00	0.85	0.17%
Class I	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%
Class R1	Actual	1,000.00	999.30	3.98	0.80%
Class R1	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%
Class R2	Actual	1,000.00	1,000.70	2.84	0.57%
Class R2	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Class R3	Actual	1,000.00	1,000.00	3.63	0.73%
Class R3	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Class R4	Actual	1,000.00	1,002.00	1.64	0.33%
Class R4	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,002.70	0.65	0.13%
Class R5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class R6	Actual	1,000.00	1,002.70	0.30	0.06%
Class R6	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual	1,000.00	1,002.70	0.55	0.11%
Class 1	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$1,009.40	$2.35	0.47%
Class A	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,005.40	5.93	1.19%
Class B	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class C	Actual	1,000.00	1,005.40	5.93	1.19%
Class C	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class I	Actual	1,000.00	1,010.80	0.85	0.17%
Class I	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%
Class R1	Actual	1,000.00	1,007.40	4.04	0.81%
Class R1	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Class R2	Actual	1,000.00	1,008.80	2.85	0.57%
Class R2	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Class R3	Actual	1,000.00	1,008.10	3.64	0.73%
Class R3	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%
Class R4	Actual	1,000.00	1,010.10	1.60	0.32%
Class R4	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.61	0.32%
Class R5	Actual	1,000.00	1,010.70	0.65	0.13%
Class R5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class R6	Actual	1,000.00	1,011.50	0.30	0.06%
Class R6	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual	1,000.00	1,010.80	0.55	0.11%
Class 1	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class 5	Actual	1,000.00	1,011.50	0.30	0.06%
Class 5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       14

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1] 1/1/2016 - 6/30/2016	Annualized expense ratio[2]
Lifestyle Balanced Portfolio
Class A	Actual	$1,000.00	$1,022.40	$2.36	0.47%
Class A	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,018.20	5.97	1.19%
Class B	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class C	Actual	1,000.00	1,018.20	5.97	1.19%
Class C	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class I	Actual	1,000.00	1,023.30	0.86	0.17%
Class I	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%
Class R1	Actual	1,000.00	1,020.70	4.12	0.82%
Class R1	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Class R2	Actual	1,000.00	1,022.00	2.87	0.57%
Class R2	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Class R3	Actual	1,000.00	1,020.40	3.62	0.72%
Class R3	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%
Class R4	Actual	1,000.00	1,023.20	1.66	0.33%
Class R4	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,024.10	0.65	0.13%
Class R5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class R6	Actual	1,000.00	1,023.80	0.30	0.06%
Class R6	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual	1,000.00	1,023.60	0.55	0.11%
Class 1	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class 5	Actual	1,000.00	1,023.80	0.30	0.06%
Class 5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$1,036.60	$2.38	0.47%
Class A	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,032.20	6.01	1.19%
Class B	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class C	Actual	1,000.00	1,032.20	6.01	1.19%
Class C	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class I	Actual	1,000.00	1,037.50	0.91	0.18%
Class I	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.91	0.18%
Class R1	Actual	1,000.00	1,034.20	4.00	0.79%
Class R1	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Class R2	Actual	1,000.00	1,035.40	2.88	0.57%
Class R2	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Class R3	Actual	1,000.00	1,034.60	3.64	0.72%
Class R3	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%
Class R4	Actual	1,000.00	1,036.60	1.67	0.33%
Class R4	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,037.60	0.66	0.13%
Class R5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class R6	Actual	1,000.00	1,038.10	0.30	0.06%
Class R6	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual	1,000.00	1,037.80	0.56	0.11%
Class 1	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%
Class 5	Actual	1,000.00	1,038.10	0.30	0.06%
Class 5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       15

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1] 1/1/2016 - 6/30/2016	Annualized expense ratio[2]
Lifestyle Conservative Portfolio
Class A	Actual	$1,000.00	$1,043.60	$2.39	0.47%
Class A	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,039.90	6.04	1.19%
Class B	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class C	Actual	1,000.00	1,039.90	6.04	1.19%
Class C	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.97	1.19%
Class I	Actual	1,000.00	1,045.20	0.86	0.17%
Class I	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.86	0.17%
Class R1	Actual	1,000.00	1,041.80	4.11	0.81%
Class R1	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Class R2	Actual	1,000.00	1,043.10	2.90	0.57%
Class R2	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.87	0.57%
Class R3	Actual	1,000.00	1,042.40	3.35	0.66%
Class R3	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.32	0.66%
Class R4	Actual	1,000.00	1,044.40	1.68	0.33%
Class R4	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class R5	Actual	1,000.00	1,045.40	0.66	0.13%
Class R5	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.65	0.13%
Class R6	Actual	1,000.00	1,045.80	0.31	0.06%
Class R6	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.30	0.06%
Class 1	Actual	1,000.00	1,045.60	0.56	0.11%
Class 1	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
6-30-16	0.67%-3.39%	0.58%-3.39%	0.58%-3.39%	0.58%-3.39%	0.58%-3.39%

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       16

Portfolios' investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 86.1%
All Cap Core, Class NAV (QS Investors)	9,796,347	$116,674,491
Alpha Opportunities, Class NAV (Wellington)	21,352,203	226,760,400
Blue Chip Growth, Class NAV (T. Rowe Price)	6,125,915	187,820,566
Capital Appreciation, Class NAV (Jennison)	11,199,699	175,611,274
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,686,946	189,063,100
Disciplined Value, Class NAV (Boston Partners)	5,352,561	93,295,130
Emerging Markets, Class NAV (DFA)	17,518,808	157,844,457
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	16,540,840	146,055,616
Equity Income, Class NAV (T. Rowe Price)	11,259,936	200,539,460
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,050,295	39,806,353
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	14,420,951	175,070,347
Global Equity, Class NAV (JHAM) (A)(1)	4,825,782	50,525,936
Global Shareholder Yield, Class NAV (Epoch)	3,339,831	35,602,595
Greater China Opportunities, Class NAV (JHAM) (A)(1)	641,400	11,250,160
International Core, Class NAV (GMO)	5,565,054	155,376,309
International Growth Opportunities, Class NAV (Baillie Gifford)	8,721,000	102,733,375
International Growth Stock, Class NAV (Invesco)	9,925,657	120,100,451
International Small Cap, Class NAV (Franklin Templeton)	5,660,272	94,922,769
International Small Company, Class NAV (DFA)	9,772,351	95,573,596
International Value, Class NAV (Templeton)	14,087,819	193,707,512
International Value Equity, Class NAV (JHAM) (A)(1)	11,738,961	83,698,793
Mid Cap Stock, Class NAV (Wellington)	9,306,900	167,151,922
Mid Value, Class NAV (T. Rowe Price)	8,572,490	130,559,018
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,314,498	30,088,857
Small Cap Core, Class NAV (JHAM) (A)(1)	2,948,360	30,368,108
Small Cap Growth, Class NAV (Wellington)	4,291,236	31,883,887
Small Cap Value, Class NAV (Wellington)	2,090,181	40,235,993
Small Company Growth, Class NAV (Invesco)	1,654,145	28,848,288
Small Company Value, Class NAV (T. Rowe Price)	1,050,879	27,890,317
Strategic Growth, Class NAV (JHAM) (A)(1)	11,387,744	176,396,147
U.S. Equity, Class NAV (GMO)	7,008,902	71,560,893
Value, Class NAV (Invesco)	5,402,140	55,263,892
Value Equity, Class NAV (Barrow Hanley)	5,238,806	51,968,957
Alternative and specialty - 13.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	3,299,172	31,012,215
Financial Industries, Class NAV (JHAM) (A)(1)	4,519,908	69,561,381
Global Focused Strategies, Class NAV (Standard Life) (I)	4,866,791	47,597,213
Global Real Estate, Class NAV (Deutsche)	2,021,037	20,210,374
Health Sciences, Class NAV (T. Rowe Price)	5,135,122	28,294,526
Natural Resources, Class NAV (Jennison)	7,314,915	81,927,045
Real Estate Equity, Class NAV (T. Rowe Price)	1,663,405	20,210,374
Redwood, Class NAV (Boston Partners)	2,944,309	29,590,308

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       17

	Shares	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,330,736	$101,051,872
Seaport, Class NAV (Wellington)	1,933,793	20,266,149
Technical Opportunities, Class NAV (Wellington)	10,527,732	112,857,289
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,479,007,603) - 100.0%		$4,056,827,715
Other assets and liabilities, net - 0.0%		(361,476)
TOTAL NET ASSETS - 100.0%		$4,056,466,239

LIFESTYLE GROWTH PORTFOLIO

As of 6-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.6%
All Cap Core, Class NAV (QS Investors)	25,177,739	$299,866,876
Alpha Opportunities, Class NAV (Wellington)	49,551,765	526,239,743
Blue Chip Growth, Class NAV (T. Rowe Price)	16,178,049	496,018,978
Capital Appreciation, Class NAV (Jennison)	28,715,396	450,257,414
Capital Appreciation Value, Class NAV (T.Rowe Price)	58,347,218	661,073,977
Disciplined Value, Class NAV (Boston Partners)	13,933,567	242,862,072
Emerging Markets, Class NAV (DFA)	37,926,474	341,717,533
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	35,268,751	311,423,075
Equity Income, Class NAV (T. Rowe Price)	30,302,835	539,693,494
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,363,464	135,243,207
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	34,225,462	415,497,107
Global Equity, Class NAV (JHAM) (A)(1)	13,315,238	139,410,541
Global Shareholder Yield, Class NAV (Epoch)	16,940,320	180,583,810
International Core, Class NAV (GMO)	14,906,070	416,177,472
International Growth Opportunities, Class NAV (Baillie Gifford)	18,182,405	214,188,736
International Growth Stock, Class NAV (Invesco)	24,006,442	290,477,950
International Small Cap, Class NAV (Franklin Templeton)	13,994,176	234,682,332
International Small Company, Class NAV (DFA)	24,190,125	236,579,425
International Value, Class NAV (Templeton)	32,671,398	449,231,727
International Value Equity, Class NAV (JHAM) (A)(1)	28,810,352	205,417,807
Mid Cap Stock, Class NAV (Wellington)	23,266,355	417,863,733
Mid Value, Class NAV (T. Rowe Price)	21,883,296	333,282,598
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,727,347	62,428,982
Small Cap Core, Class NAV (JHAM) (A)(1)	6,161,318	63,461,575
Small Cap Growth, Class NAV (Wellington)	8,712,641	64,734,923
Small Cap Value, Class NAV (Wellington)	4,532,821	87,256,798
Small Company Growth, Class NAV (Invesco)	3,407,414	59,425,304
Small Company Value, Class NAV (T. Rowe Price)	2,239,962	59,448,602
Strategic Growth, Class NAV (JHAM) (A)(1)	29,558,738	457,864,847
U.S. Equity, Class NAV (GMO)	25,629,708	261,679,317
Value, Class NAV (Invesco)	13,383,622	136,914,448
Value Equity, Class NAV (Barrow Hanley)	17,126,553	169,895,409
Fixed income - 17.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	24,956,955	$254,810,515
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,420,801	79,744,987
Core Bond, Class NAV (Wells Capital)	6,175,987	82,758,220
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	14,016,272	131,052,142
Floating Rate Income, Class NAV (WAMCO)	36,100,023	301,796,190
Focused High Yield, Class NAV (JHAM) (A)(1)	21,882,757	72,650,753
Global Bond, Class NAV (PIMCO)	2,683,745	34,727,656
Global Income, Class NAV (Stone Harbor)	8,413,488	77,404,086
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	6,352,567	56,220,216
High Yield, Class NAV (WAMCO)	4,417,201	34,277,482
Real Return Bond, Class NAV (PIMCO)	12,738,767	143,820,681
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	22,667,073	215,337,190
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,660,911	16,077,618
Spectrum Income, Class NAV (T. Rowe Price)	13,866,679	146,293,465
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	27,904,678	295,789,592
Total Return, Class NAV (PIMCO)	13,822,037	188,532,584
U.S. High Yield Bond, Class NAV (Wells Capital)	4,794,542	51,157,767
Alternative and specialty - 13.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	20,322,095	191,027,694
Financial Industries, Class NAV (JHAM) (A)(1)	11,998,499	184,656,896
Global Absolute Return Strategies, Class NAV (Standard Life)	28,595,744	284,241,697
Global Real Estate, Class NAV (Deutsche)	6,431,047	64,310,474
Health Sciences, Class NAV (T. Rowe Price)	15,100,360	83,202,984
Natural Resources, Class NAV (Jennison)	16,420,140	183,905,565
Real Estate Equity, Class NAV (T. Rowe Price)	5,262,343	63,937,473
Redwood, Class NAV (Boston Partners)	10,301,194	103,527,000
Science & Technology, Class NAV (T. Rowe Price/Allianz)	24,360,784	263,827,287
Seaport, Class NAV (Wellington)	3,851,460	40,363,302
Technical Opportunities, Class NAV (Wellington)	24,981,383	267,800,429
Total Investments (Lifestyle Growth Portfolio) (Cost $11,373,055,412) - 100.0%		$12,874,151,757
Other assets and liabilities, net - 0.0%		415,845
TOTAL NET ASSETS - 100.0%		$12,874,567,602

LIFESTYLE BALANCED PORTFOLIO

As of 6-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.8%
All Cap Core, Class NAV (QS Investors)	15,517,519	$184,813,654
Alpha Opportunities, Class NAV (Wellington)	36,154,953	383,965,604
Blue Chip Growth, Class NAV (T. Rowe Price)	12,473,987	382,452,444
Capital Appreciation, Class NAV (Jennison)	20,644,920	323,712,338
Capital Appreciation Value, Class NAV (T.Rowe Price)	57,034,556	646,201,523
Disciplined Value, Class NAV (Boston Partners)	11,518,771	200,772,185

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       18

	Shares	Value
Equity - (continued)
Emerging Markets, Class NAV (DFA)	23,155,844	$208,634,153
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	22,467,584	198,388,763
Equity Income, Class NAV (T. Rowe Price)	22,998,768	409,608,062
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,183,407	132,893,456
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	25,786,098	313,043,225
Global Equity, Class NAV (JHAM) (A)(1)	13,494,916	141,291,773
Global Shareholder Yield, Class NAV (Epoch)	15,997,097	170,529,059
International Core, Class NAV (GMO)	9,705,425	270,975,461
International Growth Opportunities, Class NAV (Baillie Gifford)	14,076,616	165,822,539
International Growth Stock, Class NAV (Invesco)	17,922,685	216,864,489
International Small Cap, Class NAV (Franklin Templeton)	9,515,084	159,567,966
International Small Company, Class NAV (DFA)	16,447,634	160,857,860
International Value, Class NAV (Templeton)	25,483,089	350,392,472
International Value Equity, Class NAV (JHAM) (A)(1)	20,978,200	149,574,565
Mid Cap Stock, Class NAV (Wellington)	16,644,171	298,929,305
Mid Value, Class NAV (T. Rowe Price)	16,249,723	247,483,285
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,062,860	47,218,868
Small Cap Core, Class NAV (JHAM) (A)(1)	4,686,367	48,269,582
Small Cap Growth, Class NAV (Wellington)	6,746,903	50,129,491
Small Cap Value, Class NAV (Wellington)	3,487,989	67,143,786
Small Company Growth, Class NAV (Invesco)	2,564,029	44,716,660
Small Company Value, Class NAV (T. Rowe Price)	1,797,806	47,713,768
Strategic Growth, Class NAV (JHAM) (A)(1)	21,219,282	328,686,675
U.S. Equity, Class NAV (GMO)	25,044,036	255,699,611
Value, Class NAV (Invesco)	9,973,381	102,027,685
Value Equity, Class NAV (Barrow Hanley)	12,294,764	121,964,057
Fixed income - 37.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	59,892,893	611,506,435
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	14,743,807	139,623,856
Core Bond, Class NAV (Wells Capital)	18,974,899	254,263,643
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	19,445,653	181,816,854
Floating Rate Income, Class NAV (WAMCO)	74,799,871	625,326,919
Focused High Yield, Class NAV (JHAM) (A)(1)	42,443,225	140,911,508
Global Bond, Class NAV (PIMCO)	12,057,933	156,029,659
Global Income, Class NAV (Stone Harbor)	14,378,280	132,280,178
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	15,300,372	135,408,289
High Yield, Class NAV (WAMCO)	9,205,721	71,436,398
Investment Quality Bond, Class NAV (Wellington)	17,308,831	216,014,215
Real Return Bond, Class NAV (PIMCO)	25,266,095	285,254,212
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	52,380,144	497,611,367
Short Term Government Income, Class NAV (JHAM) (A)(1)	3,363,277	32,556,524
Spectrum Income, Class NAV (T. Rowe Price)	34,508,929	364,069,204
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	58,956,376	624,937,583
Total Return, Class NAV (PIMCO)	31,390,170	428,161,924
U.S. High Yield Bond, Class NAV (Wells Capital)	9,690,620	$103,398,912
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant) (I)	22,708,232	213,457,382
Financial Industries, Class NAV (JHAM) (A)(1)	10,425,626	160,450,385
Global Absolute Return Strategies, Class NAV (Standard Life)	32,004,358	318,123,315
Global Real Estate, Class NAV (Deutsche)	10,012,642	100,126,415
Health Sciences, Class NAV (T. Rowe Price)	12,120,577	66,784,378
Natural Resources, Class NAV (Jennison)	12,762,071	142,935,190
Real Estate Equity, Class NAV (T. Rowe Price)	5,493,905	66,750,943
Redwood, Class NAV (Boston Partners)	10,442,400	104,946,123
Science & Technology, Class NAV (T. Rowe Price/Allianz)	21,711,167	235,131,943
Seaport, Class NAV (Wellington)	3,724,049	39,028,030
Technical Opportunities, Class NAV (Wellington)	15,529,347	166,474,597
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,149,705,528) - 100.0%		$13,445,160,745
Other assets and liabilities, net - 0.0%		(2,763,413)
TOTAL NET ASSETS - 100.0%		$13,442,397,332

LIFESTYLE MODERATE PORTFOLIO

As of 6-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 35.7%
Alpha Opportunities, Class NAV (Wellington)	6,372,233	$67,673,113
Blue Chip Growth, Class NAV (T. Rowe Price)	3,066,617	94,022,484
Capital Appreciation, Class NAV (Jennison)	4,866,378	76,304,800
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,417,060	186,005,290
Emerging Markets, Class NAV (DFA)	3,992,763	35,974,797
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	3,761,771	33,216,440
Equity Income, Class NAV (T. Rowe Price)	7,157,761	127,479,717
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,062,281	39,962,768
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	10,172,921	123,499,264
Global Equity, Class NAV (JHAM) (A)(1)	4,090,153	42,823,904
Global Shareholder Yield, Class NAV (Epoch)	4,515,393	48,134,086
International Core, Class NAV (GMO)	2,021,614	56,443,468
International Growth Opportunities, Class NAV (Baillie Gifford)	3,100,073	36,518,857
International Growth Stock, Class NAV (Invesco)	3,257,686	39,418,001
International Small Cap, Class NAV (Franklin Templeton)	1,861,397	31,215,629
International Small Company, Class NAV (DFA)	3,209,357	31,387,511
International Value, Class NAV (Templeton)	4,673,731	64,263,806
International Value Equity, Class NAV (JHAM) (A)(1)	3,621,370	25,820,365
Mid Cap Stock, Class NAV (Wellington)	3,296,696	59,208,656
Mid Value, Class NAV (T. Rowe Price)	4,438,305	67,595,383
Small Cap Growth, Class NAV (Wellington)	1,667,039	12,386,098
Small Cap Value, Class NAV (Wellington)	901,093	17,346,033

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       19

	Shares	Value
Equity - (continued)
Small Company Growth, Class NAV (Invesco)	654,873	$11,420,991
Small Company Value, Class NAV (T. Rowe Price)	464,053	12,315,963
Strategic Growth, Class NAV (JHAM) (A)(1)	5,008,077	77,575,112
U.S. Equity, Class NAV (GMO)	7,523,687	76,816,841
Fixed income - 56.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	35,579,354	363,265,199
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,961,220	75,392,756
Core Bond, Class NAV (Wells Capital)	11,743,949	157,368,914
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	8,401,298	78,552,134
Floating Rate Income, Class NAV (WAMCO)	32,706,267	273,424,394
Focused High Yield, Class NAV (JHAM) (A)(1)	18,065,755	59,978,307
Global Bond, Class NAV (PIMCO)	7,282,917	94,240,944
Global Income, Class NAV (Stone Harbor)	5,771,006	53,093,254
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	4,534,451	40,129,888
High Yield, Class NAV (WAMCO)	4,581,967	35,556,061
Investment Quality Bond, Class NAV (Wellington)	11,559,283	144,259,849
Real Return Bond, Class NAV (PIMCO)	12,081,570	136,400,924
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	19,078,335	181,244,184
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,254,815	12,146,611
Spectrum Income, Class NAV (T. Rowe Price)	13,543,302	142,881,837
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	21,026,202	222,877,739
Total Return, Class NAV (PIMCO)	18,596,695	253,658,926
U.S. High Yield Bond, Class NAV (Wells Capital)	4,432,758	47,297,524
Alternative and specialty - 7.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	7,982,777	75,038,105
Enduring Assets, Class NAV (Wellington)	1,851,674	20,942,432
Global Absolute Return Strategies, Class NAV (Standard Life)	11,142,147	110,752,938
Global Real Estate, Class NAV (Deutsche)	2,094,243	20,942,432
Natural Resources, Class NAV (Jennison)	2,811,888	31,493,142
Real Estate Equity, Class NAV (T. Rowe Price)	1,723,657	20,942,432
Redwood, Class NAV (Boston Partners)	3,144,036	31,597,562
Seaport, Class NAV (Wellington)	1,086,314	11,384,572
Total Investments (Lifestyle Moderate Portfolio) (Cost $3,903,513,813) - 100.0%		$4,189,692,437
Other assets and liabilities, net - 0.0%		(847,246)
TOTAL NET ASSETS - 100.0%		$4,188,845,191

LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-16
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 16.1%
Alpha Opportunities, Class NAV (Wellington)	3,011,935	$31,986,751
Blue Chip Growth, Class NAV (T. Rowe Price)	1,068,500	32,760,196
Capital Appreciation, Class NAV (Jennison)	453,820	$7,115,895
Capital Appreciation Value, Class NAV (T.Rowe Price)	7,334,262	83,097,190
Emerging Markets, Class NAV (DFA)	1,563,033	14,082,930
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,239,799	10,947,421
Equity Income, Class NAV (T. Rowe Price)	2,121,568	37,785,130
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,676,849	21,882,875
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	2,857,390	34,688,716
Global Equity, Class NAV (JHAM) (A)(1)	2,884,344	30,199,084
Global Shareholder Yield, Class NAV (Epoch)	2,152,988	22,950,849
International Core, Class NAV (GMO)	1,065,637	29,752,573
International Growth Stock, Class NAV (Invesco)	2,720,512	32,918,199
International Value, Class NAV (Templeton)	2,867,317	39,425,610
Mid Cap Stock, Class NAV (Wellington)	1,230,416	22,098,263
Mid Value, Class NAV (T. Rowe Price)	1,038,832	15,821,409
Small Cap Growth, Class NAV (Wellington)	976,706	7,256,929
Small Cap Value, Class NAV (Wellington)	224,966	4,330,601
Small Company Value, Class NAV (T. Rowe Price)	115,167	3,056,525
Strategic Growth, Class NAV (JHAM) (A)(1)	471,630	7,305,549
U.S. Equity, Class NAV (GMO)	3,501,968	35,755,095
Fixed income - 73.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	38,007,475	388,056,321
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	6,558,483	62,108,836
Core Bond, Class NAV (Wells Capital)	12,646,966	169,469,347
Core High Yield, Class NAV (JHAM) (A)(2)	4,835,551	44,777,202
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	8,743,815	81,754,672
Floating Rate Income, Class NAV (WAMCO)	29,269,825	244,695,738
Focused High Yield, Class NAV (JHAM) (A)(1)	1,730,623	5,745,669
Global Bond, Class NAV (PIMCO)	7,881,704	101,989,246
Global Income, Class NAV (Stone Harbor)	2,877,330	26,471,440
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,035,447	26,863,706
High Yield, Class NAV (WAMCO)	2,003,035	15,543,553
Investment Quality Bond, Class NAV (Wellington)	12,122,905	151,293,855
Real Return Bond, Class NAV (PIMCO)	14,733,216	166,338,008
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,752,181	159,145,720
Short Term Government Income, Class NAV (JHAM) (A)(1)	15,525,520	150,287,038
Spectrum Income, Class NAV (T. Rowe Price)	11,955,757	126,133,239
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	18,545,994	196,587,541
Total Return, Class NAV (PIMCO)	19,878,614	271,144,295
U.S. High Yield Bond, Class NAV (Wells Capital)	1,822,809	19,449,371
Alternative and specialty - 10.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	9,174,373	86,239,110
Enduring Assets, Class NAV (Wellington)	5,163,453	58,398,650
Global Absolute Return Strategies, Class NAV (Standard Life)	12,828,423	127,514,522

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       20

	Shares	Value
Alternative and specialty - (continued)
Global Real Estate, Class NAV (Deutsche)	1,459,885	$14,598,845
Natural Resources, Class NAV (Jennison)	1,287,303	14,417,792
Real Estate Equity, Class NAV (T. Rowe Price)	1,201,551	14,598,845
Redwood, Class NAV (Boston Partners)	1,704,742	17,132,662
Seaport, Class NAV (Wellington)	539,542	5,654,403
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,171,627,915) - 100.0%		$3,271,627,416
Other assets and liabilities, net - 0.0%		(518,590)
TOTAL NET ASSETS - 100.0%		$3,271,108,826

Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       21

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 6-30-16 (unaudited)

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Assets
Investments in affiliated funds, at value	4,056,827,715	12,874,151,757	13,445,160,745	4,189,692,437	3,271,627,416
Cash	166	650	742	288	245
Receivable for investments sold	22,780,482	49,392,171	43,990,742	10,576,787	12,041,028
Receivable for fund shares sold	541,075	3,660,990	2,027,193	3,737,957	1,544,732
Dividends and interest receivable	45,800	4,616,133	9,235,785	3,642,663	3,108,307
Receivable due from advisor	170	659	750	290	245
Other assets	96,032	166,598	146,866	93,696	97,957
Total assets	4,080,291,440	12,931,988,958	13,500,562,823	4,207,744,118	3,288,419,930
Liabilities
Payable for investments purchased	—	4,662,547	9,477,689	3,747,787	3,201,237
Payable for fund shares repurchased	23,615,916	52,104,776	47,908,586	14,739,167	13,587,793
Distributions payable	—	—	68,103	128,054	277,205
Payable to affiliates
Accounting and legal services fees	71,043	225,264	235,022	73,220	57,023
Transfer agent fees	60,192	244,100	282,753	112,975	99,153
Trustees' fees	2,827	8,801	9,304	2,855	2,222
Distribution and service fees	12,989	35,252	37,133	15,053	13,241
Other liabilities and accrued expenses	62,234	140,616	146,901	79,816	73,230
Total liabilities	23,825,201	57,421,356	58,165,491	18,898,927	17,311,104
Net assets	$4,056,466,239	$12,874,567,602	$13,442,397,332	$4,188,845,191	$3,271,108,826
Net assets consist of
Paid-in capital	$3,349,351,696	$11,051,730,450	$12,048,275,754	$3,892,313,571	$3,196,236,078
Undistributed net investment income (loss)	(1,033,525)	33,053,328	1,314,991	527,178	451,712
Accumulated undistributed net realized gain (loss) on investments	130,327,956	288,687,479	97,351,370	9,825,818	(25,578,465)
Net unrealized appreciation (depreciation) on investments	577,820,112	1,501,096,345	1,295,455,217	286,178,624	99,999,501
Net assets	$4,056,466,239	$12,874,567,602	$13,442,397,332	$4,188,845,191	$3,271,108,826
Investments in affiliated funds, at cost	$3,479,007,603	$11,373,055,412	$12,149,705,528	$3,903,513,813	$3,171,627,915
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$410,537,588	$1,624,309,630	$1,850,985,935	$697,740,768	$607,241,290
Shares outstanding	27,577,947	108,078,508	127,070,979	51,618,902	47,220,921
Net asset value and redemption price per share	$14.89	$15.03	$14.57	$13.52	$12.86
Class B1
Net assets	$13,638,925	$64,697,787	$68,759,298	$28,274,587	$27,472,625
Shares outstanding	917,388	4,307,431	4,722,216	2,093,417	2,135,243
Net asset value, offering price and redemption price per share	$14.87	$15.02	$14.56	$13.51	$12.87
Class C1
Net assets	$161,979,803	$707,878,761	$850,511,153	$384,806,530	$342,235,833
Shares outstanding	10,886,965	47,177,815	58,356,682	28,463,487	26,608,306
Net asset value, offering price and redemption price per share	$14.88	$15.00	$14.57	$13.52	$12.86
Class I
Net assets	$3,152,167	$7,893,084	$11,104,479	$3,390,288	$5,550,028
Shares outstanding	212,061	527,012	766,325	251,718	432,317
Net asset value, offering price and redemption price per share	$14.86	$14.98	$14.49	$13.47	$12.84
Class R1
Net assets	$6,806,544	$18,722,517	$18,248,280	$7,486,427	$9,150,772
Shares outstanding	457,117	1,242,636	1,257,922	554,587	711,945
Net asset value, offering price and redemption price per share	$14.89	$15.07	$14.51	$13.50	$12.85
Class R2
Net assets	$6,411,630	$17,227,448	$13,569,731	$7,013,304	$6,480,939
Shares outstanding	433,036	1,153,167	936,130	520,545	504,590
Net asset value, offering price and redemption price per share	$14.81	$14.94	$14.50	$13.47	$12.84

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       22

STATEMENTS OF ASSETS AND LIABILITIES 6-30-16 (unaudited)

Continued

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Class R3
Net assets	$5,328,107	$13,618,467	$22,431,200	$7,755,857	$6,589,729
Shares outstanding	359,112	908,590	1,543,732	574,962	513,572
Net asset value, offering price and redemption price per share	$14.84	$14.99	$14.53	$13.49	$12.83
Class R4
Net assets	$8,924,476	$20,122,569	$26,437,416	$11,376,954	$7,967,996
Shares outstanding	601,340	1,339,668	1,818,588	844,820	620,756
Net asset value, offering price and redemption price per share	$14.84	$15.02	$14.54	$13.47	$12.84
Class R5
Net assets	$7,379,322	$27,050,800	$21,579,122	$10,480,579	$7,774,044
Shares outstanding	496,129	1,796,919	1,482,487	777,554	605,408
Net asset value, offering price and redemption price per share	$14.87	$15.05	$14.56	$13.48	$12.84
Class R6
Net assets	$19,603,982	$51,036,706	$49,486,441	$36,566,981	$13,835,573
Shares outstanding	1,319,038	3,404,633	3,415,446	2,716,416	1,078,300
Net asset value, offering price and redemption price per share	$14.86	$14.99	$14.49	$13.46	$12.83
Class 1
Net assets	$3,412,703,695	$10,073,320,907	$10,363,480,630	$2,937,958,051	$2,236,809,997
Shares outstanding	229,835,084	671,958,426	715,550,594	217,975,563	174,284,647
Net asset value, offering price and redemption price per share	$14.85	$14.99	$14.48	$13.48	$12.83
Class 5
Net assets	—	$248,688,926	$145,803,647	$55,994,865	—
Shares outstanding	—	16,606,311	10,063,112	4,158,943	—
Net asset value, offering price and redemption price per share	—	$14.98	$14.49	$13.46	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$15.67	$15.82	$15.34	$14.23	$13.54

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       23

STATEMENTS OF OPERATIONS For the six months ended 6-30-16 (unaudited)

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated funds	$2,921,046	$47,006,767	$88,718,765	$38,402,284	$33,742,386
Expenses
Investment management fees	1,480,138	4,417,059	4,528,990	1,183,981	886,641
Distribution and service fees	2,377,032	8,865,129	10,057,694	3,885,417	3,346,576
Transfer agent fees	368,384	1,501,243	1,750,108	699,014	611,962
Accounting and legal services fees	243,175	769,548	806,504	250,892	194,926
State registration fees	75,076	114,002	130,799	87,888	85,536
Professional fees	49,616	104,781	108,537	50,154	43,825
Printing and postage	26,336	96,381	85,756	28,821	20,829
Custodian fees	(14,096)	(26,909)	(13,605)	1,808	936
Trustees' fees	35,152	110,659	115,551	35,776	27,608
Registration and filing fees	7,804	7,804	7,804	7,804	7,804
Other	21,374	52,660	54,867	22,236	18,275
Total expenses before reductions	4,669,991	16,012,357	17,633,005	6,253,791	5,244,918
Less expense reductions	(715,420)	(2,058,918)	(2,022,079)	(399,368)	(314,676)
Net expenses	3,954,571	13,953,439	15,610,926	5,854,423	4,930,242
Net investment income (loss)	(1,033,525)	33,053,328	73,107,839	32,547,861	28,812,144
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(37,374,380)	(138,896,071)	(152,291,471)	(46,956,631)	(23,668,252)
	(37,374,380)	(138,896,071)	(152,291,471)	(46,956,631)	(23,668,252)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	46,439,529	234,186,486	379,848,092	164,948,294	135,599,824
	46,439,529	234,186,486	379,848,092	164,948,294	135,599,824
Net realized and unrealized gain (loss)	9,065,149	95,290,415	227,556,621	117,991,663	111,931,572
Increase (decrease) in net assets from operations	$8,031,624	$128,343,743	$300,664,460	$150,539,524	$140,743,716

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       24

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Aggressive Portfolio		Lifestyle Growth Portfolio		Lifestyle Balanced Portfolio
	Six months ended 6-30-16	Year ended 12-31-15	Six months ended 6-30-16	Year ended 12-31-15	Six months ended 6-30-16	Year ended 12-31-15
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($1,033,525)	$39,155,128	$33,053,328	$193,681,467	$73,107,839	$278,980,491
Net realized gain (loss)	(37,374,380)	324,611,356	(138,896,071)	880,247,639	(152,291,471)	726,796,005
Change in net unrealized appreciation (depreciation)	46,439,529	(413,267,014)	234,186,486	(1,217,565,665)	379,848,092	(1,173,184,794)
Increase (decrease) in net assets resulting from operations	8,031,624	(49,500,530)	128,343,743	(143,636,559)	300,664,460	(167,408,298)
Distributions to shareholders
From net investment income
Class A	—	(2,602,577)	—	(19,257,986)	(7,644,855)	(31,502,440)
Class B	—	—	—	(356,546)	(46,982)	(770,575)
Class C	—	(83)	—	(3,423,772)	(592,765)	(8,659,694)
Class I	—	(26,738)	—	(89,097)	(53,328)	(99,784)
Class R1	—	(17,467)	—	(168,012)	(44,592)	(231,932)
Class R2	—	(26,587)	—	(165,311)	(50,480)	(221,390)
Class R3	—	(23,692)	—	(167,832)	(64,822)	(358,302)
Class R4	—	(47,793)	—	(250,281)	(126,221)	(471,274)
Class R5	—	(94,790)	—	(455,179)	(125,718)	(713,047)
Class R6	—	(225,769)	—	(754,596)	(346,502)	(1,325,706)
Class 1	—	(36,117,681)	—	(164,745,051)	(61,813,923)	(231,680,290)
Class 5	—	—	—	(3,921,789)	(882,660)	(3,030,297)
From net realized gain
Class A	—	(27,810,632)	—	(104,697,726)	—	(90,659,761)
Class B	—	(1,081,251)	—	(4,985,877)	—	(3,842,242)
Class C	—	(11,187,566)	—	(47,877,496)	—	(43,321,691)
Class I	—	(192,240)	—	(384,960)	—	(306,584)
Class R1	—	(448,428)	—	(1,323,631)	—	(833,154)
Class R2	—	(339,058)	—	(983,367)	—	(676,803)
Class R3	—	(437,640)	—	(1,162,679)	—	(1,175,663)
Class R4	—	(410,803)	—	(1,205,099)	—	(1,161,684)
Class R5	—	(646,304)	—	(1,901,651)	—	(1,593,093)
Class R6	—	(1,449,449)	—	(3,032,197)	—	(3,244,036)
Class 1	—	(243,738,812)	—	(683,744,518)	—	(531,589,608)
Class 5	—	—	—	(15,758,933)	—	(6,960,453)
Total distributions	—	(326,925,360)	—	(1,060,813,586)	(71,792,848)	(964,429,503)
From portfolio share transactions
Portfolio share transactions	(161,962,685)	11,373,565	(486,481,743)	92,382,750	(582,583,123)	(207,897,935)
Total increase (decrease)	(153,931,061)	(365,052,325)	(358,138,000)	(1,112,067,395)	(353,711,511)	(1,339,735,736)
Net assets
Beginning of period	4,210,397,300	4,575,449,625	13,232,705,602	14,344,772,997	13,796,108,843	15,135,844,579
End of period	$4,056,466,239	$4,210,397,300	$12,874,567,602	$13,232,705,602	$13,442,397,332	$13,796,108,843
Undistributed net investment income (loss)	($1,033,525)	—	$33,053,328	—	$1,314,991	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       25

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Lifestyle Moderate Portfolio		Lifestyle Conservative Portfolio
	Six months ended 6-30-16	Year ended 12-31-15	Six months ended 6-30-16	Year ended 12-31-15
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$32,547,861	$107,176,969	$28,812,144	$91,359,690
Net realized gain (loss)	(46,956,631)	123,151,438	(23,668,252)	51,714,345
Change in net unrealized appreciation (depreciation)	164,948,294	(289,082,481)	135,599,824	(193,093,499)
Increase (decrease) in net assets resulting from operations	150,539,524	(58,754,074)	140,743,716	(50,019,464)
Distributions to shareholders
From net investment income
Class A	(4,590,382)	(15,169,548)	(4,686,610)	(14,877,962)
Class B	(91,424)	(475,814)	(121,704)	(562,792)
Class C	(1,231,615)	(5,990,919)	(1,498,188)	(6,454,563)
Class I	(25,246)	(42,008)	(49,124)	(100,254)
Class R1	(38,864)	(145,156)	(52,546)	(175,629)
Class R2	(42,359)	(133,124)	(45,598)	(129,320)
Class R3	(42,230)	(175,570)	(44,785)	(202,429)
Class R4	(81,439)	(265,273)	(67,769)	(175,736)
Class R5	(88,277)	(297,164)	(74,607)	(291,608)
Class R6	(296,895)	(756,145)	(135,260)	(369,479)
Class 1	(25,016,017)	(82,366,847)	(21,584,241)	(68,046,066)
Class 5	(475,935)	(1,403,193)	—	—
From net realized gain
Class A	—	(21,716,973)	—	(14,475,630)
Class B	—	(973,776)	—	(748,695)
Class C	—	(12,611,925)	—	(8,785,291)
Class I	—	(65,183)	—	(101,105)
Class R1	—	(250,044)	—	(190,641)
Class R2	—	(195,701)	—	(130,784)
Class R3	—	(270,716)	—	(201,002)
Class R4	—	(329,962)	—	(149,755)
Class R5	—	(356,283)	—	(241,665)
Class R6	—	(961,492)	—	(324,289)
Class 1	—	(97,279,196)	—	(56,568,457)
Class 5	—	(1,679,657)	—	—
Total distributions	(32,020,683)	(243,911,669)	(28,360,432)	(173,303,152)
From portfolio share transactions
Portfolio share transactions	(164,952,040)	(150,029,655)	(88,650,221)	(185,167,937)
Total increase (decrease)	(46,433,199)	(452,695,398)	23,733,063	(408,490,553)
Net assets
Beginning of period	4,235,278,390	4,687,973,788	3,247,375,763	3,655,866,316
End of period	$4,188,845,191	$4,235,278,390	$3,271,108,826	$3,247,375,763
Undistributed net investment income (loss)	$527,178	—	$451,712	—

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       26

Financial highlights

Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]		Expenses before reductions (%)[6]		Expenses including reductions (%)[6]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2016[7]	14.87	(0.02)	0.04	0.02	—	—	—	—	14.89	0.13	[8]	0.52	[9]	0.47	[9]	(0.33	) [9]	411		5
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	—	(1.19)	14.87		(1.54)	0.52		0.47		0.64		411		15
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	—	(0.35)	16.29	4.39		0.53		0.47		0.59		393		18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70		0.54		0.52		0.58		337		21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83		0.58		0.57		0.66		239		21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30		(7.09)	0.58		0.58		0.39		200		25
CLASS B
06-30-2016[7]	14.90	(0.08)	0.05	(0.03)	—	—	—	—	14.87	(0.20	) [8]	1.22	[9]	1.19	[9]	(1.05	) [9]	14		5
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	—	(1.07)	14.90		(2.31)	1.24		1.21			(0.26)	16		15
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	—	(0.22)	16.33	3.58		1.28		1.26			(0.36)	22		18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73		1.32	[11]	1.32			(0.33)	27		21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94		1.37	[11]	1.35			(0.18)	24		21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33		(7.83)	1.38	[11]	1.35			(0.45)	23		25
CLASS C
06-30-2016[7]	14.92	(0.07)	0.03	(0.04)	—	—	—	—	14.88	(0.27	) [8]	1.22	[9]	1.19	[9]	(1.04	) [9]	162		5
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	—	(1.07)	14.92		(2.19)	1.22		1.19			(0.11)	167		15
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	—	(0.23)	16.33	3.56		1.23		1.21			(0.19)	169		18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90		1.24		1.23			(0.17)	159		21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00		1.28		1.27			(0.11)	121		21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33		(7.76)	1.29		1.28			(0.36)	112		25
CLASS I
06-30-2016[7]	14.83	— [10]	0.03	0.03	—	—	—	—	14.86	0.20	[8]	0.21	[9]	0.17	[9]	(0.03	) [9]	3		5
12-31-2015[12]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	—	(1.24)	14.83	(5.98	) [8]	0.20	[9]	0.17	[9]	2.56	[9]	3		15	[13]
CLASS R1
06-30-2016[7]	14.90	(0.05)	0.04	(0.01)	—	—	—	—	14.89	(0.07	) [8]	0.83	[9]	0.80	[9]	(0.65	) [9]	7		5
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	—	(1.13)	14.90		(1.89)	0.89		0.86		0.12		7		15
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	—	(0.27)	16.32	3.82		1.02		1.00			(0.18)	8		18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18		0.95		0.94		0.10		10		21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42		0.97		0.96		0.19		9		21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33		(7.49)	0.99		0.98			(0.14)	8		25
CLASS R2
06-30-2016[7]	14.80	(0.03)	0.04	0.01	—	—	—	—	14.81	0.07	[8]	0.61	[9]	0.57	[9]	(0.43	) [9]	6		5
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	—	(1.17)	14.80		(1.65)	0.65		0.60		0.44		5		15
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	—	(0.33)	16.22	4.19		1.01		0.62		0.85		5		18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66		1.59		0.62		0.89		2		21
12-31-2012[14]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27	[8]	16.29	[9]	0.62	[9]	0.69	[8]	—	[15]	21	[16]
CLASS R3
06-30-2016[7]	14.84	(0.04)	0.04	—	—	—	—	—	14.84	—	[8]	0.76	[9]	0.73	[9]	(0.58	) [9]	5		5
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	—	(1.14)	14.84		(1.86)	0.81		0.78		0.34		6		15
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	—	(0.28)	16.27	3.94		0.94		0.92			(0.06)	7		18
12-31-2013	12.93	— [10]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29		0.85		0.85		0.02		9		21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53		0.88		0.88		0.27		10		21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28		(7.41)	0.87		0.87			(0.06)	10		25
CLASS R4
06-30-2016[7]	14.81	(0.01)	0.04	0.03	—	—	—	—	14.84	0.20	[8]	0.46	[9]	0.33	[9]	(0.17	) [9]	9		5
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	—	(1.21)	14.81		(1.46)	0.51		0.38		0.60		6		15
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	—	(0.34)	16.24	4.25		0.68		0.56		0.53		7		18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76		0.59		0.48		0.45		8		21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86		0.59		0.53		0.52		8		21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27		(7.13)	0.61		0.61		0.33		8		25

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       27

Financial highlights continued

Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain ($)[3]	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[4,5]		Expenses before reductions (%)[6]		Expenses including reductions (%)[6]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2016[7]	14.83	—	[10]	0.04	0.04	—	—	—	—	14.87	0.27	[8]	0.16	[9]	0.13	[9]	0.01	[9]	7		5
12-31-2015	16.26	0.13		(0.31)	(0.18)	(0.16)	(1.09)	—	(1.25)	14.83		(1.25)	0.19		0.16		0.81		8		15
12-31-2014	15.92	0.12		0.61	0.73	(0.13)	(0.26)	—	(0.39)	16.26	4.56		0.28		0.26		0.75		12		18
12-31-2013	12.92	0.12		3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08		0.25		0.25		0.81		11		21
12-31-2012	11.27	0.08		1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22		0.27		0.26		0.62		9		21
12-31-2011	12.31	0.08		(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27		(6.76)	0.26		0.25		0.67		12		25
Class R6
06-30-2016[7]	14.82	0.01		0.03	0.04	—	—	—	—	14.86	0.27	[8]	0.11	[9]	0.06	[9]	0.08	[9]	20		5
12-31-2015	16.23	0.18		(0.33)	(0.15)	(0.17)	(1.09)	—	(1.26)	14.82		(1.07)	0.13		0.06		1.12		21		15
12-31-2014	15.89	0.20		0.56	0.76	(0.16)	(0.26)	—	(0.42)	16.23	4.76		0.26		0.06		1.24		15		18
12-31-2013	12.89	0.18		3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30		0.38		0.11		1.26		5		21
12-31-2012	11.24	0.36		1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		2.57		0.11		2.88		2		21
12-31-2011[17]	11.68	0.11		(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87	) [8]	16.56	[9]	0.11	[9]	0.95	[8]	—	[15]	25	[18]
CLASS 1
06-30-2016[7]	14.81	—	[10]	0.04	0.04	—	—	—	—	14.85	0.27	[8]	0.15	[9]	0.11	[9]	0.03	[9]	3,413		5
12-31-2015	16.22	0.16		(0.32)	(0.16)	(0.16)	(1.09)	—	(1.25)	14.81		(1.12)	0.14		0.11		0.94		3,560		15
12-31-2014	15.88	0.14		0.61	0.75	(0.15)	(0.26)	—	(0.41)	16.22	4.71		0.13		0.11		0.88		3,937		18
12-31-2013	12.89	0.13		3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23		0.11		0.11		0.91		4,048		21
12-31-2012	11.24	0.13		1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		0.12		0.11		1.05		3,375		21
12-31-2011	12.28	0.10		(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24		(6.66)	0.11		0.11		0.78		3,164		25

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.67%-3.39%, 0.66%-2.99%, 0.67%-2.85%, 0.69%-3.11%, 0.73%-1.48% and 0.48%-1.40%, for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
7	Six months ended 6-30-16. Unaudited.
8	Not annualized.
9	Annualized.
10	Less than $0.005 per share.
11	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Class B shares. 12-31-12: 0.04% of average net assets for Class B shares. 12-31-11: 0.05% of average net assets for Class B shares.
12	The inception date for Class I shares is 5-1-15.
13	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
14	The inception date for Class R2 shares is 3-1-12.
15	Less than $500,000.
16	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
17	The inception date for Class R6 shares is 9-1-11.
18	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       28

Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2016[6]	14.89	0.02		0.12	0.14	—	—	—	—	15.03	0.94	[7]	0.52	[8]	0.47	[8]	0.28	[8]	1,624		5
12-31-2015	16.35	0.19		(0.41)	(0.22)	(0.19)	(1.05)	—	(1.24)	14.89	(1.45)		0.51		0.47		1.17		1,611		15
12-31-2014	16.09	0.19		0.54	0.73	(0.18)	(0.29)	—	(0.47)	16.35	4.48		0.52		0.47		1.14		1,535		16
12-31-2013	13.53	0.17		2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81		0.53		0.52		1.13		1,274		20
12-31-2012	11.96	0.17		1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01		0.57		0.56		1.28		890		23
12-31-2011	12.89	0.15		(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)		0.58		0.57		1.14		699		24
CLASS B
06-30-2016[6]	14.94		(0.03)	0.11	0.08	—	—	—	—	15.02	0.54	[7]	1.22	[8]	1.19	[8]	(0.45	) [8]	65		5
12-31-2015	16.39	0.05		(0.38)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.94	(2.09)		1.22		1.19		0.30		76		15
12-31-2014	16.14	0.04		0.56	0.60	(0.06)	(0.29)	—	(0.35)	16.39	3.65		1.23		1.21		0.23		100		16
12-31-2013	13.57	0.04		2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93		1.24		1.24		0.29		119		20
12-31-2012	12.00	0.06		1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18		1.28		1.28		0.50		108		23
12-31-2011	12.92	0.05		(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)		1.31	[9]	1.30		0.37		93		24
CLASS C
06-30-2016[6]	14.92		(0.03)	0.11	0.08	—	—	—	—	15.00	0.54	[7]	1.22	[8]	1.19	[8]	(0.45	) [8]	708		5
12-31-2015	16.37	0.07		(0.40)	(0.33)	(0.07)	(1.05)	—	(1.12)	14.92	(2.09)		1.21		1.19		0.42		730		15
12-31-2014	16.12	0.06		0.54	0.60	(0.06)	(0.29)	—	(0.35)	16.37	3.66		1.22		1.20		0.38		739		16
12-31-2013	13.56	0.06		2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88		1.23		1.23		0.39		646		20
12-31-2012	11.99	0.07		1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21		1.27		1.26		0.52		485		23
12-31-2011	12.91	0.05		(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)		1.28		1.27		0.38		422		24
CLASS I
06-30-2016[6]	14.82	0.04		0.12	0.16	—	—	—	—	14.98	1.08	[7]	0.20	[8]	0.17	[8]	0.59	[8]	8		5
12-31-2015[10]	16.97	0.23		(1.09)	(0.86)	(0.24)	(1.05)	—	(1.29)	14.82	(5.17	) [7]	0.20	[8]	0.17	[8]	2.11	[8]	6		15	[11]
CLASS R1
06-30-2016[6]	14.96	—	[12]	0.11	0.11	—	—	—	—	15.07	0.74	[7]	0.84	[8]	0.81	[8]	(0.07	) [8]	19		5
12-31-2015	16.41	0.13		(0.40)	(0.27)	(0.13)	(1.05)	—	(1.18)	14.96	(1.73)		0.86		0.83		0.76		20		15
12-31-2014	16.15	0.10		0.56	0.66	(0.11)	(0.29)	—	(0.40)	16.41	4.04		0.89		0.87		0.62		22		16
12-31-2013	13.58	0.10		2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36		0.88		0.88		0.69		23		20
12-31-2012	12.01	0.13		1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67		0.87		0.86		0.97		19		23
12-31-2011	12.95	0.09		(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)		0.92		0.92		0.70		16		24
CLASS R2
06-30-2016[6]	14.81	0.01		0.12	0.13	—	—	—	—	14.94	0.88	[7]	0.60	[8]	0.57	[8]	0.18	[8]	17		5
12-31-2015	16.27	0.18		(0.42)	(0.24)	(0.17)	(1.05)	—	(1.22)	14.81	(1.55)		0.62		0.59		1.09		15		15
12-31-2014	16.02	0.18		0.51	0.69	(0.15)	(0.29)	—	(0.44)	16.27	4.29		0.73		0.62		1.07		12		16
12-31-2013	13.47	0.26		2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67		0.90	[9]	0.62		1.72		9		20
12-31-2012[13]	13.05	0.16		0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90	[7]	16.20	[8]	0.62	[8]	1.21	[7]	—	[14]	23	[15]
CLASS R3
06-30-2016[6]	14.87	—	[12]	0.12	0.12	—	—	—	—	14.99	0.81	[7]	0.76	[8]	0.73	[8]	(0.01	) [8]	14		5
12-31-2015	16.33	0.12		(0.38)	(0.26)	(0.15)	(1.05)	—	(1.20)	14.87	(1.70)		0.77		0.74		0.71		18		15
12-31-2014	16.08	0.11		0.55	0.66	(0.12)	(0.29)	—	(0.41)	16.33	4.09		0.82		0.80		0.69		23		16
12-31-2013	13.52	0.12		2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45		0.79		0.79		0.79		24		20
12-31-2012	11.95	0.11		1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77		0.81		0.81		0.83		19		23
12-31-2011	12.88	0.10		(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)		0.81		0.81		0.80		22		24
CLASS R4
06-30-2016[6]	14.87	0.03		0.12	0.15	—	—	—	—	15.02	1.01	[7]	0.46	[8]	0.32	[8]	0.42	[8]	20		5
12-31-2015	16.33	0.18		(0.38)	(0.20)	(0.21)	(1.05)	—	(1.26)	14.87	(1.30)		0.47		0.34		1.10		19		15
12-31-2014	16.08	0.21		0.52	0.73	(0.19)	(0.29)	—	(0.48)	16.33	4.49		0.51		0.39		1.26		29		16
12-31-2013	13.51	0.18		2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99		0.50		0.40		1.20		24		20
12-31-2012	11.95	0.16		1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11		0.50		0.44		1.21		19		23
12-31-2011	12.88	0.14		(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)		0.52		0.52		1.08		17		24

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       29

Financial highlights continued

Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2016[6]	14.89	0.04	0.12	0.16	—	—	—	—	15.05	1.07	[7]	0.16	[8]	0.13	[8]	0.62	[8]	27		5
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	—	(1.30)	14.89	(1.10)		0.16		0.14		1.34		28		15
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	—	(0.52)	16.35	4.71		0.19		0.17		1.34		38		16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29		0.18		0.18		1.40		37		20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43		0.18		0.18		1.58		32		23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)		0.21		0.20		1.49		26		24
Class R6
06-30-2016[6]	14.82	0.05	0.12	0.17	—	—	—	—	14.99	1.15	[7]	0.11	[8]	0.06	[8]	0.69	[8]	51		5
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	—	(1.31)	14.82	(1.04)		0.11		0.06		1.63		47		15
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	—	(0.54)	16.28	4.86		0.17		0.06		1.81		37		16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.19		0.11		1.95		19		20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60		2.23		0.11		4.39		3		23
12-31-2011[16]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07	) [7]	15.94	[8]	0.10	[8]	1.58	[7]	—	[14]	24	[17]
CLASS 1
06-30-2016[6]	14.83	0.05	0.11	0.16	—	—	—	—	14.99	1.08	[7]	0.14	[8]	0.11	[8]	0.63	[8]	10,073		5
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	—	(1.30)	14.83	(1.02)		0.13		0.11		1.46		10,420		15
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	—	(0.53)	16.28	4.80		0.13		0.11		1.41		11,576		16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.11		0.11		1.45		11,766		20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50		0.11		0.11		1.64		10,106		23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)		0.11		0.11		1.50		9,411		24
CLASS 5
06-30-2016[6]	14.81	0.05	0.12	0.17	—	—	—	—	14.98	1.15	[7]	0.09	[8]	0.06	[8]	0.69	[8]	249		5
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	—	(1.31)	14.81	(0.98)		0.08		0.06		1.57		243		15
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	—	(0.54)	16.26	4.86		0.08		0.06		1.53		233		16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31		0.06		0.06		1.60		201		20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57		0.06		0.06		1.78		142		23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)		0.06		0.06		1.63		111		24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.58%-3.39%, 0.57%-2.99%, 0.55%-2.85%, 0.63%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Six months ended 6-30-16. Unaudited.
7	Not annualized.
8	Annualized.
9	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-11: 0.02% of average net assets for Class B shares.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
12	Less than $0.005 per share.
13	The inception date for Class R2 shares is 3-1-12.
14	Less than $500,000.
15	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
16	The inception date for Class R6 shares is 9-1-11.
17	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       30

Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2016[6]	14.31	0.06	0.26	0.32	(0.06)	—	—	(0.06)	14.57	2.24	[7]	0.52	[8]	0.47	[8]	0.87	[8]	1,851		5
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	—	(1.01)	14.31	(1.54)		0.51		0.47		1.69		1,843		13
12-31-2014	15.36	0.28	0.34	0.62	(0.27)	(0.16)	—	(0.43)	15.55	4.00		0.52		0.47		1.77		1,786		15
12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76		0.53		0.51		1.69		1,461		19
12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59		0.56		0.56		1.96		1,043		20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)		0.57		0.57		2.17		751		23
CLASS B
06-30-2016[6]	14.31	0.01	0.25	0.26	(0.01)	—	—	(0.01)	14.56	1.82	[7]	1.22	[8]	1.19	[8]	0.14	[8]	69		5
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.31	(2.20)		1.22		1.19		0.85		78		13
12-31-2014	15.35	0.13	0.37	0.50	(0.15)	(0.16)	—	(0.31)	15.54	3.21		1.24		1.22		0.85		98		15
12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84		1.28		1.28		0.81		116		19
12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80		1.29		1.28		1.18		107		20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)		1.29		1.29		1.41		85		23
CLASS C
06-30-2016[6]	14.32	0.01	0.25	0.26	(0.01)	—	—	(0.01)	14.57	1.82	[7]	1.22	[8]	1.19	[8]	0.15	[8]	851		5
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	—	(0.90)	14.32	(2.19)		1.21		1.19		0.95		876		13
12-31-2014	15.37	0.16	0.33	0.49	(0.15)	(0.16)	—	(0.31)	15.55	3.18		1.22		1.20		1.00		892		15
12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93		1.23		1.23		0.96		767		19
12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81		1.26		1.26		1.19		579		20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)		1.27		1.27		1.37		484		23
CLASS I
06-30-2016[6]	14.24	0.09	0.24	0.33	(0.08)	—	—	(0.08)	14.49	2.33	[7]	0.20	[8]	0.17	[8]	1.25	[8]	11		5
12-31-2015[9]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	—	(1.02)	14.24	(4.70	) [7]	0.20	[8]	0.17	[8]	3.26	[8]	6		13	[10]
CLASS R1
06-30-2016[6]	14.25	0.04	0.25	0.29	(0.03)	—	—	(0.03)	14.51	2.07	[7]	0.84	[8]	0.82	[8]	0.53	[8]	18		5
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	—	(0.95)	14.25	(1.86)		0.86		0.84		1.27		17		13
12-31-2014	15.30	0.19	0.35	0.54	(0.20)	(0.16)	—	(0.36)	15.48	3.52		0.92		0.91		1.22		20		15
12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23		0.90		0.90		1.21		19		19
12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29		0.86		0.86		1.52		17		20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)		0.94		0.94		1.68		16		23
CLASS R2
06-30-2016[6]	14.24	0.05	0.26	0.31	(0.05)	—	—	(0.05)	14.50	2.20	[7]	0.60	[8]	0.57	[8]	0.76	[8]	14		5
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	—	(0.99)	14.24	(1.66)		0.63		0.59		1.58		14		13
12-31-2014	15.29	0.29	0.30	0.59	(0.24)	(0.16)	—	(0.40)	15.48	3.87		0.79		0.62		1.86		10		15
12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59		1.09	[11]	0.62		2.30		5		19
12-31-2012[12]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48	[7]	16.33	[8]	0.61	[8]	1.78	[7]	—	[13]	20	[14]
CLASS R3
06-30-2016[6]	14.28	0.04	0.25	0.29	(0.04)	—	—	(0.04)	14.53	2.04	[7]	0.75	[8]	0.72	[8]	0.62	[8]	22		5
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	—	(0.97)	14.28	(1.75)		0.76		0.74		1.30		24		13
12-31-2014	15.33	0.20	0.36	0.56	(0.22)	(0.16)	—	(0.38)	15.51	3.64		0.80		0.78		1.27		30		15
12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43		0.77		0.77		1.31		35		19
12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38		0.78		0.77		1.62		33		20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)		0.79		0.78		1.79		36		23
CLASS R4
06-30-2016[6]	14.28	0.07	0.26	0.33	(0.07)	—	—	(0.07)	14.54	2.32	[7]	0.45	[8]	0.33	[8]	1.02	[8]	26		5
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	—	(1.03)	14.28	(1.42)		0.47		0.34		1.57		24		13
12-31-2014	15.33	0.28	0.35	0.63	(0.28)	(0.16)	—	(0.44)	15.52	4.12		0.49		0.37		1.78		40		15
12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90		0.46		0.35		1.76		77		19
12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77		0.46		0.39		2.10		70		20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)		0.50		0.50		2.13		26		23

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       31

Financial highlights continued

Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2016[6]	14.30	0.08	0.26	0.34	(0.08)	—	—	(0.08)	14.56	2.41	[7]	0.16	[8]	0.13	[8]	1.17	[8]	22		5
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	—	(1.06)	14.30	(1.16)		0.16		0.14		1.88		29		13
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	—	(0.47)	15.53	4.25		0.19		0.17		1.96		41		15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20		0.17		0.17		1.93		41		19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96		0.17		0.17		2.13		39		20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)		0.18		0.18		2.42		42		23
Class R6
06-30-2016[6]	14.24	0.09	0.25	0.34	(0.09)	—	—	(0.09)	14.49	2.38	[7]	0.10	[8]	0.06	[8]	1.25	[8]	49		5
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24	(1.08)		0.11		0.06		2.27		66		13
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.16		0.06		2.29		39		15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26		0.17		0.11		2.49		21		19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		1.15		0.11		3.50		5		20
12-31-2011[15]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22	) [7]	16.36	[8]	0.10	[8]	1.69	[7]	—	[13]	23	[16]
CLASS 1
06-30-2016[6]	14.23	0.09	0.25	0.34	(0.09)	—	—	(0.09)	14.48	2.36	[7]	0.14	[8]	0.11	[8]	1.23	[8]	10,363		5
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.23	(1.13)		0.13		0.11		1.99		10,678		13
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	—	(0.48)	15.46	4.33		0.13		0.11		2.02		12,041		15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18		0.11		0.11		2.00		12,284		19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		0.11		0.11		2.31		10,974		20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)		0.11		0.11		2.49		9,822		23
CLASS 5
06-30-2016[6]	14.24	0.09	0.25	0.34	(0.09)	—	—	(0.09)	14.49	2.38	[7]	0.09	[8]	0.06	[8]	1.28	[8]	146		5
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	—	(1.07)	14.24	(1.07)		0.08		0.06		2.09		141		13
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.08		0.06		2.14		139		15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31		0.06		0.06		2.15		118		19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14		0.06		0.06		2.49		85		20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)		0.06		0.06		2.65		60		23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.58%-3.39%, 0.57%-2.99%, 0.55%- 2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40%, for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Six months ended 6-30-16. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	Includes the impact of expense recapture for the period ended: 12-31-13: 0.005% of average net assets for Class R2 shares.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15	The inception date for Class R6 shares is 9-1-11.
16	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       32

Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2016[6]	13.13	0.09	0.39	0.48	(0.09)	—	—	(0.09)	13.52	3.66	[7]	0.51	[8]	0.47	[8]	1.39	[8]	698		5
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	—	(0.75)	13.13		(1.67)	0.51		0.47		2.21		680		11
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	—	(0.70)	14.11	3.63		0.52		0.47		2.36		662		14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05		0.53		0.52		2.22		551		17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94		0.57		0.57		2.50		399		18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73		0.58		0.58		2.96		299		19
CLASS B
06-30-2016[6]	13.13	0.04	0.38	0.42	(0.04)	—	—	(0.04)	13.51	3.22	[7]	1.21	[8]	1.19	[8]	0.66	[8]	28		5
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.13		(2.33)	1.22		1.20		1.36		30		11
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	—	(0.59)	14.10	2.84		1.25		1.24		1.43		39		14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23		1.26		1.25		1.36		45		17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14		1.30		1.30		1.74		45		18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27		(0.08)	1.32		1.32		2.22		35		19
CLASS C
06-30-2016[6]	13.14	0.04	0.38	0.42	(0.04)	—	—	(0.04)	13.52	3.22	[7]	1.21	[8]	1.19	[8]	0.66	[8]	385		5
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	—	(0.65)	13.14		(2.32)	1.21		1.19		1.46		392		11
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	—	(0.59)	14.11	2.79		1.22		1.21		1.59		411		14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34		1.23		1.23		1.47		366		17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17		1.27		1.27		1.77		288		18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28		(0.05)	1.28		1.28		2.21		227		19
CLASS I
06-30-2016[6]	13.09	0.12	0.37	0.49	(0.11)	—	—	(0.11)	13.47	3.75	[7]	0.19	[8]	0.18	[8]	1.78	[8]	3		5
12-31-2015[9]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	—	(0.74)	13.09	(4.13	) [7]	0.19	[8]	0.17	[8]	3.55	[8]	2		11	[10]
CLASS R1
06-30-2016[6]	13.12	0.07	0.38	0.45	(0.07)	—	—	(0.07)	13.50	3.42	[7]	0.81	[8]	0.79	[8]	1.05	[8]	7		5
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	—	(0.69)	13.12		(1.99)	0.87		0.85		1.77		8		11
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	—	(0.63)	14.09	3.07		1.01		1.00		1.65		8		14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55		0.94		0.94		1.68		10		17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58		0.96		0.96		2.10		10		18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21		1.03		1.03		2.32		7		19
CLASS R2
06-30-2016[6]	13.09	0.08	0.38	0.46	(0.08)	—	—	(0.08)	13.47	3.54	[7]	0.58	[8]	0.57	[8]	1.30	[8]	7		5
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	—	(0.73)	13.09		(1.72)	0.64		0.60		2.12		6		11
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	—	(0.68)	14.06	3.41		1.02		0.62		2.50		4		14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92		1.68	[11]	0.62		2.82		2		17
12-31-2012[12]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80	[7]	16.03	[8]	0.62	[8]	2.29	[7]	—	[13]	18	[14]
CLASS R3
06-30-2016[6]	13.11	0.07	0.38	0.45	(0.07)	—	—	(0.07)	13.49	3.46	[7]	0.74	[8]	0.72	[8]	1.12	[8]	8		5
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	—	(0.71)	13.11		(1.89)	0.78		0.76		1.82		8		11
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	—	(0.65)	14.08	3.16		0.89		0.87		1.82		10		14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70		0.84		0.84		1.82		11		17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64		0.88		0.88		2.08		10		18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38		0.88		0.88		2.54		10		19
CLASS R4
06-30-2016[6]	13.09	0.10	0.38	0.48	(0.10)	—	—	(0.10)	13.47	3.66	[7]	0.45	[8]	0.33	[8]	1.54	[8]	11		5
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	—	(0.76)	13.09		(1.50)	0.48		0.36		2.15		10		11
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	—	(0.71)	14.06	3.60		0.57		0.45		2.36		14		14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17		0.55		0.44		2.19		13		17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02		0.57		0.51		2.51		11		18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65		0.63		0.63		2.81		8		19

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       33

Financial highlights continued

Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2016[6]	13.10	0.11	0.38	0.49	(0.11)	—	—	(0.11)	13.48	3.76	[7]	0.15	[8]	0.13	[8]	1.72	[8]	10		5
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	—	(0.79)	13.10		(1.29)	0.18		0.16		2.47		11		11
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	—	(0.73)	14.07	3.78		0.27		0.26		2.45		12		14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39		0.25		0.25		2.53		13		17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26		0.27		0.27		2.41		9		18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00		0.24		0.24		3.21		15		19
Class R6
06-30-2016[6]	13.08	0.12	0.38	0.50	(0.12)	—	—	(0.12)	13.46	3.81	[7]	0.10	[8]	0.06	[8]	1.81	[8]	37		5
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	—	(0.81)	13.08		(1.20)	0.11		0.06		2.74		30		11
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	—	(0.76)	14.05	3.99		0.21		0.06		2.90		20		14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49		0.32		0.11		3.22		11		17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50		4.79		0.11		4.66		2		18
12-31-2011[15]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60	[7]	16.24	[8]	0.11	[8]	1.94	[7]	—	[13]	19	[16]
CLASS 1
06-30-2016[6]	13.10	0.11	0.38	0.49	(0.11)	—	—	(0.11)	13.48	3.78	[7]	0.13	[8]	0.11	[8]	1.74	[8]	2,938		5
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	—	(0.80)	13.10		(1.25)	0.13		0.11		2.50		3,005		11
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	—	(0.75)	14.07	3.93		0.12		0.11		2.62		3,455		14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55		0.11		0.11		2.51		3,562		17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49		0.11		0.11		2.87		3,414		18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12		0.11		0.11		3.26		3,057		19
CLASS 5
06-30-2016[6]	13.08	0.12	0.38	0.50	(0.12)	—	—	(0.12)	13.46	3.81	[7]	0.08	[8]	0.06	[8]	1.81	[8]	56		5
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	—	(0.81)	13.08		(1.27)	0.08		0.06		2.61		52		11
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	—	(0.76)	14.06	4.06		0.07		0.06		2.72		52		14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54		0.06		0.06		2.62		48		17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56		0.06		0.06		3.03		39		18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17		0.06		0.06		3.43		27		19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.58%-3.39%, 0.57%-2.99%, 0.55%-2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Six months ended 6-30-16. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15	The inception date for Class R6 shares is 9-1-11.
16	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       34

Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2016[6]	12.42	0.10	0.44	0.54	(0.10)	—	—	(0.10)	12.86	4.36	[7]	0.51	[8]	0.47	[8]	1.64	[8]	607		7
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	—	(0.65)	12.42		(1.74)	0.51		0.47		2.47		576		10
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	—	(0.85)	13.30	3.44		0.53		0.47		2.67		600		22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66		0.54		0.52		2.44		530		17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03		0.56		0.56		2.89		472		14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75		0.58		0.58		3.61		340		15
CLASS B
06-30-2016[6]	12.43	0.06	0.44	0.50	(0.06)	—	—	(0.06)	12.87	3.99	[7]	1.21	[8]	1.19	[8]	0.89	[8]	27		7
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	—	(0.55)	12.43		(2.39)	1.22		1.20		1.64		30		10
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.65		1.25		1.24		1.75		39		22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87		1.26		1.26		1.65		47		17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24		1.30		1.30		2.13		48		14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01		1.31		1.31		2.75		37		15
CLASS C
06-30-2016[6]	12.42	0.06	0.44	0.50	(0.06)	—	—	(0.06)	12.86	3.99	[7]	1.21	[8]	1.19	[8]	0.91	[8]	342		7
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	—	(0.55)	12.42		(2.47)	1.21		1.19		1.73		349		10
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.66		1.23		1.21		1.91		378		22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98		1.24		1.24		1.71		355		17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28		1.26		1.26		2.17		335		14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95		1.28		1.28		2.81		254		15
CLASS I
06-30-2016[6]	12.40	0.12	0.44	0.56	(0.12)	—	—	(0.12)	12.84	4.52	[7]	0.19	[8]	0.17	[8]	2.00	[8]	6		7
12-31-2015[9]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	—	(0.63)	12.40	(3.40	) [7]	0.19	[8]	0.17	[8]	3.84	[8]	4		10	[10]
CLASS R1
06-30-2016[6]	12.41	0.08	0.44	0.52	(0.08)	—	—	(0.08)	12.85	4.18	[7]	0.82	[8]	0.81	[8]	1.30	[8]	9		7
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	—	(0.60)	12.41		(2.11)	0.87		0.86		1.95		8		10
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	—	(0.78)	13.29	2.86		1.00		0.99		2.14		10		22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31		0.91		0.91		1.97		9		17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52		1.07		1.07		2.36		9		14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19		1.06		1.06		2.57		7		15
CLASS R2
06-30-2016[6]	12.40	0.10	0.43	0.53	(0.09)	—	—	(0.09)	12.84	4.31	[7]	0.58	[8]	0.57	[8]	1.54	[8]	6		7
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	—	(0.64)	12.40		(1.86)	0.65		0.61		2.31		5		10
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	—	(0.83)	13.28	3.21		1.13		0.62		3.30		5		22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67		2.55		0.62		2.86		2		17
12-31-2012[11]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73	[7]	10.39	[8]	0.62	[8]	2.64	[7]	—	[12]	14	[13]
CLASS R3
06-30-2016[6]	12.39	0.09	0.43	0.52	(0.08)	—	—	(0.08)	12.83	4.24	[7]	0.68	[8]	0.66	[8]	1.41	[8]	7		7
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	—	(0.62)	12.39		(1.94)	0.76		0.75		2.04		8		10
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	—	(0.80)	13.26	3.01		0.88		0.86		2.21		11		22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39		0.75		0.75		2.18		11		17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71		0.97		0.97		2.38		11		14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30		0.88		0.88		3.08		10		15
CLASS R4
06-30-2016[6]	12.40	0.11	0.44	0.55	(0.11)	—	—	(0.11)	12.84	4.44	[7]	0.45	[8]	0.33	[8]	1.81	[8]	8		7
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	—	(0.67)	12.40		(1.56)	0.50		0.38		2.37		6		10
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	—	(0.85)	13.27	3.36		0.63		0.51		2.62		9		22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72		0.58		0.48		2.51		9		17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06		0.60		0.54		2.72		8		14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65		0.63		0.63		3.50		9		15

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       35

Financial highlights continued

Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2016[6]	12.40	0.12	0.44	0.56	(0.12)	—	—	(0.12)	12.84	4.54	[7]	0.15	[8]	0.13	[8]	1.96	[8]	8		7
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.40		(1.41)	0.18		0.16		2.70		8		10
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	—	(0.89)	13.28	3.64		0.26		0.24		2.75		13		22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03		0.17		0.17		2.70		15		17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37		0.31		0.31		3.11		15		14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00		0.24		0.24		3.91		16		15
Class R6
06-30-2016[6]	12.39	0.13	0.44	0.57	(0.13)	—	—	(0.13)	12.83	4.58	[7]	0.10	[8]	0.06	[8]	2.04	[8]	14		7
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	—	(0.71)	12.39		(1.34)	0.13		0.06		2.95		13		10
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	—	(0.91)	13.27	3.87		0.42		0.06		3.41		8		22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05		0.43		0.11		3.19		5		17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		2.50		0.11		3.83		2		14
12-31-2011[14]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16	[7]	16.16	[8]	0.11	[8]	2.13	[7]	—	[12]	15	[15]
CLASS 1
06-30-2016[6]	12.39	0.12	0.44	0.56	(0.12)	—	—	(0.12)	12.83	4.56	[7]	0.13	[8]	0.11	[8]	1.99	[8]	2,237		7
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	—	(0.70)	12.39		(1.39)	0.13		0.11		2.79		2,241		10
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	—	(0.90)	13.27	3.74		0.13		0.11		2.94		2,584		22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12		0.11		0.11		2.77		2,758		17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		0.11		0.11		3.28		3,090		14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16		0.11		0.11		3.85		2,626		15

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.58%-3.39%, 0.62%-2.99%, 0.62%-2.85%, 0.62%-3.11%, 0.63%-1.48% and 0.48%-1.40% for the periods ended 6-30-16, 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.
6	Six months ended 6-30-16. Unaudited.
7	Not annualized.
8	Annualized.
9	The inception date for Class I shares is 5-1-15.
10	The portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $500,000.
13	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14	The inception date for Class R6 shares is 9-1-11.
15	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       36

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios operate as "funds of funds" that invest in other series of the Trust and other John Hancock group of funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the Portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolio's prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plan. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the SEC and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the portfolios can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the portfolios had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the portfolios had no borrowings under either line of credit.

Commitment fees for the six months ended June 30, 2016 were as follows:

Portfolio	Commitment fee
Lifestyle Aggressive Portfolio	$2,828

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       37

Portfolio	Commitment fee
Lifestyle Growth Portfolio	7,548
Lifestyle Balanced Portfolio	7,846
Lifestyle Moderate Portfolio	2,831
Lifestyle Conservative Portfolio	2,317

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

As of June 30, 2016, certain of the portfolios were due to receive reimbursements from State Street Bank for overbilling of custody out-of-pocket fees from prior years. As a result of the accrued reimbursements, some portfolios reflect negative custodian fees in the current reporting period. Custodian fees incurred by the following portfolios for the six months ended June 30, 2016 prior to these reimbursements were as follows:

Portfolio	Amount
Lifestyle Aggressive Portfolio	$5,826
Lifestyle Growth Portfolio	5,826
Lifestyle Balanced Portfolio	5,826
Lifestyle Moderate Portfolio	5,826
Lifestyle Conservative Portfolio	5,826

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive Portfolio	$3,576,332,797	$521,632,731	($41,137,813)	$480,494,918
Lifestyle Growth Portfolio	11,672,905,403	1,369,397,294	(168,150,940)	1,201,246,354
Lifestyle Balanced Portfolio	12,496,338,732	1,156,565,339	(207,743,326)	948,822,013
Lifestyle Moderate Portfolio	3,959,031,855	316,727,675	(86,067,093)	230,660,582
Lifestyle Conservative Portfolio	3,218,518,393	131,733,017	(78,623,994)	53,109,023

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       38

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, equivalent on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.050%	0.040%
Other assets	0.500%	0.490%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III, excluding John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A, Class I, Class R2 and Class R6 shares of the portfolios to the extent they exceed 0.41%, 0.11%, 0.56% and 0.00%, respectively, of average net assets (on an annualized basis) attributable to the classes (the class expense waiver). The class expense waiver expires on April 30, 2017, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/ or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees and class specific, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each fund's average net assets. This expense limitation agreement expires on April 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average annual net assets and 0.49% of the portfolio's average annual net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2016, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Lifestyle Aggressive Portfolio	$101,154	$2,398	$26,831	$543	$1,132	$1,068	$905	$1,386	$1,241	$4,778	$569,887	—	$711,323
Lifestyle Growth Portfolio	372,241	10,253	105,265	968	2,781	2,486	2,199	2,979	4,045	11,165	1,498,757	$35,904	2,049,043
Lifestyle Balanced Portfolio	408,471	9,887	117,219	1,189	2,467	1,874	3,051	3,511	3,242	12,986	1,426,246	19,324	2,009,467
Lifestyle Moderate Portfolio	112,887	2,316	30,824	246	617	539	627	857	846	5,449	234,618	4,226	394,052
Lifestyle Conservative Portfolio	97,482	2,268	27,533	459	669	490	553	604	635	2,196	178,052	—	310,941

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       39

Portfolio	Annual effective rate
Lifestyle Aggressive Portfolio	0.04%
Lifestyle Growth Portfolio	0.04%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Moderate Portfolio	0.04%
Lifestyle Conservative Portfolio	0.04%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.01% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2017, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to the following for the six months ended June 30, 2016:

Portfolio	Class R4
Lifestyle Aggressive Portfolio	$4,097
Lifestyle Growth Portfolio	9,875
Lifestyle Balanced Portfolio	12,612
Lifestyle Moderate Portfolio	5,316
Lifestyle Conservative Portfolio	3,735

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2016:

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Net sales charges	$395,248	$2,240,597	$2,116,532	$707,102	$910,923
Retained for printing prospectus, advertising and sales literature	62,883	362,051	353,344	116,163	152,569
Sales commission to unrelated broker-dealers	318,895	1,850,103	1,724,839	583,441	750,873
Sales commission to affiliated sales personnel	13,470	28,443	38,349	7,498	7,481

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2016, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Lifestyle Aggressive Portfolio	$4,402	$3,470	$11,311
Lifestyle Growth Portfolio	1,819	28,125	32,773
Lifestyle Balanced Portfolio	1,746	34,253	41,126
Lifestyle Moderate Portfolio	12	17,355	22,272
Lifestyle Conservative Portfolio	83	18,649	27,789

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       40

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2016 were:

	Class	Distribution and service fees	Transfer agent fees
Lifestyle Aggressive Portfolio	Class A	$593,655	$252,011
	Class B	71,093	9,070
	Class C	794,761	101,239
	Class I	—	1,659
	Class R1	24,040	558
	Class R2	15,639	529
	Class R3	17,443	446
	Class R4	14,269	685
	Class R5	1,826	610
	Class R6	—	1,577
	Class 1	844,306	—
	Total	$2,377,032	$368,384
Lifestyle Growth Portfolio	Class A	$2,349,827	$997,659
	Class B	340,246	43,414
	Class C	3,491,507	444,919
	Class I	—	3,274
	Class R1	67,501	1,536
	Class R2	40,825	1,374
	Class R3	48,046	1,216
	Class R4	34,458	1,648
	Class R5	6,705	2,233
	Class R6	—	3,970
	Class 1	2,486,014	—
	Total	$8,865,129	$1,501,243
Lifestyle Balanced Portfolio	Class A	$2,708,306	$1,150,238
	Class B	355,269	45,328
	Class C	4,211,792	536,850
	Class I	—	4,357
	Class R1	65,582	1,477
	Class R2	33,570	1,124
	Class R3	70,701	1,823
	Class R4	43,967	2,105
	Class R5	5,953	1,940
	Class R6	—	4,866
	Class 1	2,562,554	—
	Total	$10,057,694	$1,750,108
Lifestyle Moderate Portfolio	Class A	$1,009,581	$428,850
	Class B	143,817	18,346
	Class C	1,913,795	243,997
	Class I	—	1,444
	Class R1	27,318	638
	Class R2	16,276	559
	Class R3	24,995	650
	Class R4	18,541	887
	Class R5	2,587	875
	Class R6	—	2,768

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       41

	Class	Distribution and service fees	Transfer agent fees
	Class 1	728,507	—
	Total	$3,885,417	$699,014
Lifestyle Conservative Portfolio	Class A	$870,618	$369,821
	Class B	140,420	17,920
	Class C	1,704,554	217,374
	Class I	—	2,684
	Class R1	30,167	690
	Class R2	14,774	507
	Class R3	19,946	571
	Class R4	13,009	626
	Class R5	1,963	654
	Class R6	—	1,115
	Class 1	551,125	—
	Total	$3,346,576	$611,962

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios' shares for the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

Lifestyle Aggressive Portfolio

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,123,275	$44,881,426	7,165,623	$118,568,838
Distributions reinvested	—	—	1,997,993	30,169,706
Repurchased	(3,214,554)	(46,133,153)	(5,612,780)	(92,887,649)
Net increase (decrease)	(91,279)	($1,251,727)	3,550,836	$55,850,895
Class B shares
Sold	2,607	$37,587	43,847	$731,187
Distributions reinvested	—	—	70,092	1,061,191
Repurchased	(162,996)	(2,337,034)	(377,717)	(6,275,604)
Net decrease	(160,389)	($2,299,447)	(263,778)	($4,483,226)
Class C shares
Sold	774,562	$11,052,950	1,834,597	$30,409,904
Distributions reinvested	—	—	722,251	10,942,084
Repurchased	(1,062,055)	(15,288,656)	(1,759,491)	(29,262,138)
Net increase (decrease)	(287,493)	($4,235,706)	797,357	$12,089,850
Class I shares[1]
Sold	65,297	$935,284	186,880	$3,027,356
Distributions reinvested	—	—	14,059	211,730
Repurchased	(44,207)	(634,525)	(9,968)	(161,307)
Net increase	21,090	$300,759	190,971	$3,077,779
Class R1 shares
Sold	109,953	$1,592,481	136,357	$2,257,120
Distributions reinvested	—	—	27,513	416,271
Repurchased	(97,527)	(1,422,390)	(200,749)	(3,308,486)
Net increase (decrease)	12,426	$170,091	(36,879)	($635,095)
Class R2 shares
Sold	162,838	$2,362,577	183,493	$3,016,568
Distributions reinvested	—	—	15,695	235,900
Repurchased	(60,155)	(872,226)	(155,600)	(2,607,209)
Net increase	102,683	$1,490,351	43,588	$645,259

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       42

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	49,907	$710,644	155,057	$2,523,190
Distributions reinvested	—	—	30,613	461,332
Repurchased	(125,476)	(1,770,143)	(172,568)	(2,851,435)
Net increase (decrease)	(75,569)	($1,059,499)	13,102	$133,087
Class R4 shares
Sold	285,277	$3,961,733	78,841	$1,301,729
Distributions reinvested	—	—	30,453	458,312
Repurchased	(93,202)	(1,332,499)	(151,021)	(2,475,390)
Net increase (decrease)	192,075	$2,629,234	(41,727)	($715,349)
Class R5 shares
Sold	43,835	$628,771	105,146	$1,747,110
Distributions reinvested	—	—	49,209	741,094
Repurchased	(105,432)	(1,488,887)	(338,107)	(5,425,892)
Net decrease	(61,597)	($860,116)	(183,752)	($2,937,688)
Class R6 shares
Sold	196,470	$2,830,902	674,832	$11,110,331
Distributions reinvested	—	—	111,310	1,675,219
Repurchased	(325,206)	(4,525,530)	(284,820)	(4,654,948)
Net increase (decrease)	(128,736)	($1,694,628)	501,322	$8,130,602
Class 1 shares
Sold	2,010,450	$28,317,293	3,376,507	$55,530,408
Distributions reinvested	—	—	18,607,480	279,856,494
Repurchased	(12,584,164)	(183,469,290)	(24,230,233)	(395,169,451)
Net decrease	(10,573,714)	($155,151,997)	(2,246,246)	($59,782,549)
Total net increase (decrease)	(11,050,503)	($161,962,685)	2,324,794	$11,373,565

1 The inception date for Class I shares is 5-1-15.

Lifestyle Growth Portfolio

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,237,886	$148,405,874	23,574,480	$390,507,505
Distributions reinvested	—	—	8,094,613	122,148,043
Repurchased	(10,341,382)	(150,405,641)	(17,377,508)	(287,933,755)
Net increase (decrease)	(103,496)	($1,999,767)	14,291,585	$224,721,793
Class B shares
Sold	9,693	$142,090	78,258	$1,288,539
Distributions reinvested	—	—	340,666	5,154,277
Repurchased	(800,958)	(11,656,968)	(1,450,743)	(24,064,017)
Net decrease	(791,265)	($11,514,878)	(1,031,819)	($17,621,201)
Class C shares
Sold	2,838,647	$40,989,333	7,442,991	$123,186,875
Distributions reinvested	—	—	3,303,564	49,949,856
Repurchased	(4,600,579)	(66,866,515)	(6,943,377)	(114,585,759)
Net increase (decrease)	(1,761,932)	($25,877,182)	3,803,178	$58,550,972
Class I shares[1]
Sold	253,384	$3,696,486	551,365	$9,256,285
Distributions reinvested	—	—	31,076	466,458
Repurchased	(125,968)	(1,803,923)	(182,845)	(3,011,315)
Net increase	127,416	$1,892,563	399,596	$6,711,428

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       43

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	137,735	$2,004,890	296,998	$4,902,209
Distributions reinvested	—	—	84,925	1,286,619
Repurchased	(231,280)	(3,336,726)	(358,739)	(5,885,453)
Net increase (decrease)	(93,545)	($1,331,836)	23,184	$303,375
Class R2 shares
Sold	275,908	$4,018,546	358,753	$5,942,031
Distributions reinvested	—	—	61,103	916,541
Repurchased	(137,930)	(2,009,107)	(159,218)	(2,650,046)
Net increase	137,978	$2,009,439	260,638	$4,208,526
Class R3 shares
Sold	127,682	$1,843,550	356,261	$5,899,444
Distributions reinvested	—	—	87,519	1,318,918
Repurchased	(422,430)	(6,122,897)	(670,913)	(10,993,765)
Net decrease	(294,748)	($4,279,347)	(227,133)	($3,775,403)
Class R4 shares
Sold	239,033	$3,371,880	253,878	$4,232,296
Distributions reinvested	—	—	96,575	1,455,380
Repurchased	(147,810)	(2,152,117)	(865,914)	(14,539,204)
Net increase (decrease)	91,223	$1,219,763	(515,461)	($8,851,528)
Class R5 shares
Sold	123,018	$1,780,876	326,351	$5,447,293
Distributions reinvested	—	—	155,669	2,349,039
Repurchased	(199,854)	(2,921,492)	(939,156)	(15,432,635)
Net decrease	(76,836)	($1,140,616)	(457,136)	($7,636,303)
Class R6 shares
Sold	581,295	$8,477,017	1,336,837	$22,135,008
Distributions reinvested	—	—	252,117	3,786,793
Repurchased	(325,512)	(4,765,316)	(729,617)	(12,054,145)
Net increase	255,783	$3,711,701	859,337	$13,867,656
Class 1 shares
Sold	3,035,464	$43,216,013	4,665,899	$76,939,472
Distributions reinvested	—	—	56,490,650	848,489,568
Repurchased	(33,795,195)	(495,294,262)	(69,384,745)	(1,135,464,098)
Net decrease	(30,759,731)	($452,078,249)	(8,228,196)	($210,035,058)
Class 5 shares
Sold	579,702	$8,344,328	1,231,134	$20,304,540
Distributions reinvested	—	—	1,312,048	19,680,723
Repurchased	(369,534)	(5,437,662)	(486,041)	(8,046,770)
Net increase	210,168	$2,906,666	2,057,141	$31,938,493
Total net increase (decrease)	(33,058,985)	($486,481,743)	11,234,914	$92,382,750

1 The inception date for Class I shares is 5-1-15.

Lifestyle Balanced Portfolio

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,016,697	$169,191,775	28,607,654	$448,342,427
Distributions reinvested	523,738	7,569,411	8,310,977	120,859,901
Repurchased	(14,255,937)	(201,329,699)	(23,005,353)	(359,955,039)
Net increase (decrease)	(1,715,502)	($24,568,513)	13,913,278	$209,247,289

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       44

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class B shares
Sold	33,037	$473,775	136,080	$2,142,791
Distributions reinvested	2,883	41,752	309,507	4,476,039
Repurchased	(737,840)	(10,382,747)	(1,333,146)	(20,888,532)
Net decrease	(701,920)	($9,867,220)	(887,559)	($14,269,702)
Class C shares
Sold	2,840,037	$39,938,825	9,250,130	$145,245,941
Distributions reinvested	40,149	581,613	3,517,119	50,897,252
Repurchased	(5,713,609)	(80,671,377)	(8,928,499)	(139,438,246)
Net increase (decrease)	(2,833,423)	($40,150,939)	3,838,750	$56,704,947
Class I shares[1]
Sold	502,601	$7,122,459	503,451	$7,901,997
Distributions reinvested	3,705	53,328	27,685	399,611
Repurchased	(178,277)	(2,521,675)	(92,840)	(1,427,061)
Net increase	328,029	$4,654,112	438,296	$6,874,547
Class R1 shares
Sold	236,890	$3,312,503	358,547	$5,564,517
Distributions reinvested	2,189	31,506	54,160	782,331
Repurchased	(170,480)	(2,435,056)	(490,440)	(7,683,175)
Net increase (decrease)	68,599	$908,953	(77,733)	($1,336,327)
Class R2 shares
Sold	115,244	$1,634,097	597,051	$9,378,316
Distributions reinvested	2,345	33,709	41,675	602,631
Repurchased	(144,046)	(2,050,898)	(351,126)	(5,537,565)
Net increase (decrease)	(26,457)	($383,092)	287,600	$4,443,382
Class R3 shares
Sold	231,921	$3,264,965	355,250	$5,555,465
Distributions reinvested	4,450	64,138	104,600	1,515,995
Repurchased	(365,240)	(5,094,092)	(694,899)	(10,808,697)
Net decrease	(128,869)	($1,764,989)	(235,049)	($3,737,237)
Class R4 shares
Sold	312,560	$4,307,507	532,514	$8,342,060
Distributions reinvested	8,752	126,221	112,222	1,632,959
Repurchased	(160,856)	(2,242,712)	(1,580,189)	(25,289,689)
Net increase (decrease)	160,456	$2,191,016	(935,453)	($15,314,670)
Class R5 shares
Sold	210,902	$2,944,794	535,229	$8,395,616
Distributions reinvested	8,672	125,223	157,623	2,298,811
Repurchased	(751,196)	(10,396,912)	(1,313,900)	(20,212,298)
Net decrease	(531,622)	($7,326,895)	(621,048)	($9,517,871)
Class R6 shares
Sold	665,001	$9,356,312	2,818,358	$44,304,975
Distributions reinvested	24,139	346,501	315,303	4,569,741
Repurchased	(1,898,691)	(27,090,246)	(1,012,497)	(15,815,226)
Net increase (decrease)	(1,209,551)	($17,387,433)	2,121,164	$33,059,490
Class 1 shares
Sold	2,677,387	$37,485,571	4,048,414	$62,780,104
Distributions reinvested	4,303,192	61,813,923	52,618,420	763,269,899
Repurchased	(41,776,393)	(590,429,657)	(84,983,002)	(1,313,422,552)
Net decrease	(34,795,814)	($491,130,163)	(28,316,168)	($487,372,549)

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       45

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	357,441	$5,037,160	693,122	$10,819,616
Distributions reinvested	61,413	882,660	688,844	9,990,751
Repurchased	(265,218)	(3,677,780)	(482,436)	(7,489,601)
Net increase	153,636	$2,242,040	899,530	$13,320,766
Total net decrease	(41,232,438)	($582,583,123)	(9,574,392)	($207,897,935)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Moderate Portfolio

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,571,571	$73,170,459	11,935,804	$168,429,630
Distributions reinvested	330,837	4,432,528	2,661,965	35,584,440
Repurchased	(6,027,655)	(78,968,491)	(9,801,255)	(138,332,487)
Net increase (decrease)	(125,247)	($1,365,504)	4,796,514	$65,681,583
Class B shares
Sold	23,146	$298,738	38,166	$528,242
Distributions reinvested	6,240	83,580	99,278	1,320,456
Repurchased	(242,307)	(3,179,604)	(582,206)	(8,208,893)
Net decrease	(212,921)	($2,797,286)	(444,762)	($6,360,195)
Class C shares
Sold	1,711,472	$22,377,060	4,857,982	$68,656,693
Distributions reinvested	87,867	1,177,790	1,336,418	17,780,650
Repurchased	(3,205,043)	(42,147,281)	(5,457,029)	(76,890,949)
Net increase (decrease)	(1,405,704)	($18,592,431)	737,371	$9,546,394
Class I shares[1]
Sold	143,627	$1,863,907	177,317	$2,525,410
Distributions reinvested	1,874	25,037	7,569	100,409
Repurchased	(48,213)	(625,457)	(30,456)	(425,346)
Net increase	97,288	$1,263,487	154,430	$2,200,473
Class R1 shares
Sold	85,501	$1,123,236	219,661	$3,101,423
Distributions reinvested	2,249	30,065	23,473	312,409
Repurchased	(130,832)	(1,731,002)	(236,749)	(3,357,701)
Net increase (decrease)	(43,082)	($577,701)	6,385	$56,131
Class R2 shares
Sold	91,438	$1,193,238	250,606	$3,565,996
Distributions reinvested	2,580	34,456	19,185	255,432
Repurchased	(40,110)	(528,293)	(114,620)	(1,617,998)
Net increase	53,908	$699,401	155,171	$2,203,430
Class R3 shares
Sold	63,255	$825,337	162,944	$2,299,507
Distributions reinvested	3,159	42,230	33,484	446,286
Repurchased	(135,149)	(1,755,518)	(290,464)	(4,093,682)
Net decrease	(68,735)	($887,951)	(94,036)	($1,347,889)
Class R4 shares
Sold	141,040	$1,822,482	252,637	$3,566,838
Distributions reinvested	6,100	81,439	44,581	595,235
Repurchased	(89,719)	(1,153,949)	(475,867)	(6,734,698)
Net increase (decrease)	57,421	$749,972	(178,649)	($2,572,625)

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       46

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	62,043	$808,797	263,572	$3,697,650
Distributions reinvested	6,610	88,277	48,918	653,447
Repurchased	(107,600)	(1,419,777)	(338,402)	(4,721,168)
Net decrease	(38,947)	($522,703)	(25,912)	($370,071)
Class R6 shares
Sold	845,867	$11,040,213	1,170,178	$16,565,766
Distributions reinvested	22,239	296,893	128,905	1,717,638
Repurchased	(442,729)	(5,774,586)	(405,959)	(5,706,492)
Net increase	425,377	$5,562,520	893,124	$12,576,912
Class 1 shares
Sold	1,642,836	$21,305,721	1,588,502	$22,358,367
Distributions reinvested	1,873,118	25,016,017	13,438,572	179,646,043
Repurchased	(15,003,864)	(197,056,983)	(31,166,906)	(437,253,881)
Net decrease	(11,487,910)	($150,735,245)	(16,139,832)	($235,249,471)
Class 5 shares
Sold	297,416	$3,879,914	380,594	$5,380,835
Distributions reinvested	35,669	475,935	231,049	3,082,849
Repurchased	(163,288)	(2,104,448)	(345,964)	(4,858,011)
Net increase	169,797	$2,251,401	265,679	$3,605,673
Total net decrease	(12,578,755)	($164,952,040)	(9,874,517)	($150,029,655)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Conservative Portfolio

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,858,248	$85,946,835	11,316,760	$149,968,723
Distributions reinvested	351,228	4,476,888	2,215,516	28,000,486
Repurchased	(6,372,295)	(79,721,217)	(12,266,500)	(162,198,929)
Net increase	837,181	$10,702,506	1,265,776	$15,770,280
Class B shares
Sold	44,087	$545,170	68,853	$904,293
Distributions reinvested	8,095	103,293	89,013	1,121,089
Repurchased	(307,666)	(3,835,695)	(665,251)	(8,823,422)
Net decrease	(255,484)	($3,187,232)	(507,385)	($6,798,040)
Class C shares
Sold	1,972,552	$24,664,170	5,690,832	$75,406,681
Distributions reinvested	97,859	1,247,943	1,000,130	12,591,725
Repurchased	(3,541,585)	(44,359,702)	(7,031,636)	(92,875,328)
Net decrease	(1,471,174)	($18,447,589)	(340,674)	($4,876,922)
Class I shares[1]
Sold	147,745	$1,852,365	381,460	$5,080,264
Distributions reinvested	3,859	49,124	14,636	183,821
Repurchased	(47,621)	(598,064)	(67,762)	(881,115)
Net increase	103,983	$1,303,425	328,334	$4,382,970
Class R1 shares
Sold	331,783	$4,196,625	225,683	$2,981,179
Distributions reinvested	3,095	39,437	24,002	302,694
Repurchased	(239,118)	(3,023,186)	(357,253)	(4,721,554)
Net increase (decrease)	95,760	$1,212,876	(107,568)	($1,437,681)

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       47

		Six months ended 6-30-16		Year ended 12-31-15
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	144,930	$1,814,191	181,053	$2,404,224
Distributions reinvested	3,227	41,102	18,023	227,472
Repurchased	(63,845)	(803,407)	(166,217)	(2,193,793)
Net increase	84,312	$1,051,886	32,859	$437,903
Class R3 shares
Sold	50,898	$637,565	206,581	$2,719,887
Distributions reinvested	3,523	44,785	31,991	403,431
Repurchased	(187,981)	(2,336,794)	(417,128)	(5,501,625)
Net decrease	(133,560)	($1,654,444)	(178,556)	($2,378,307)
Class R4 shares
Sold	199,589	$2,454,381	99,449	$1,312,285
Distributions reinvested	5,326	67,769	25,728	325,491
Repurchased	(76,849)	(956,788)	(346,094)	(4,616,655)
Net increase (decrease)	128,066	$1,565,362	(220,917)	($2,978,879)
Class R5 shares
Sold	48,164	$602,996	214,162	$2,850,953
Distributions reinvested	5,830	74,174	41,707	527,903
Repurchased	(118,808)	(1,481,558)	(527,051)	(6,932,586)
Net decrease	(64,814)	($804,388)	(271,182)	($3,553,730)
Class R6 shares
Sold	178,672	$2,227,625	705,937	$9,340,571
Distributions reinvested	10,639	135,260	54,928	693,768
Repurchased	(157,369)	(1,977,294)	(349,196)	(4,600,788)
Net increase	31,942	$385,591	411,669	$5,433,551
Class 1 shares
Sold	3,005,363	$37,776,770	3,551,122	$46,667,277
Distributions reinvested	1,697,145	21,584,241	9,853,746	124,614,523
Repurchased	(11,191,699)	(140,139,225)	(27,311,412)	(360,450,882)
Net decrease	(6,489,191)	($80,778,214)	(13,906,544)	($189,169,082)
Total net decrease	(7,132,979)	($88,650,221)	(13,494,188)	($185,167,937)

1 The inception date for Class I shares is 5-1-15.

Affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 shares in each portfolio, 100% of Class 5 shares of Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate and 100% of Class R6 shares of Lifestyle Balanced on June 30, 2016.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds for the six months ended June 30, 2016:

Portfolio	Purchases	Sales
Lifestyle Aggressive	$189,677,771	$351,882,248
Lifestyle Growth	649,716,000	1,104,000,051
Lifestyle Balanced	729,645,868	1,308,090,344
Lifestyle Moderate	225,000,384	388,209,545
Lifestyle Conservative	227,839,162	315,677,878

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At June 30, 2016, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       48

Portfolio	Affiliated Series NAV	Percentage of underlying fund net assets
Lifestyle Aggressive Portfolio
	John Hancock Global Focused Strategies Fund	99.2%
	John Hancock Greater China Opportunities Fund	23.1%
	John Hancock Small Cap Core Fund	21.3%
	John Hancock Funds II All Cap Core Fund	19.4%
	John Hancock Emerging Markets Equity Fund	17.8%
	John Hancock Funds II Technical Opportunities Fund	17.6%
	John Hancock Funds II Small Company Growth Fund	16.5%
	John Hancock Funds II Value Fund	16.2%
	John Hancock Funds II Small Cap Growth Fund	16.0%
	John Hancock Funds III International Value Equity Fund	15.9%
	John Hancock Funds II International Growth Stock Fund	15.9%
	John Hancock Funds II Alpha Opportunities Fund	15.5%
	John Hancock Funds II Fundamental Large Cap Value Fund	14.7%
	John Hancock Funds II International Small Company Fund	14.5%
	John Hancock Funds II Mid Value Fund	14.4%
	John Hancock Funds II International Growth Opportunities Fund	13.6%
	John Hancock Funds II Science & Technology Fund	13.4%
	John Hancock Value Equity Fund	13.3%
	John Hancock Funds II International Small Cap Fund	13.2%
	John Hancock Funds III International Core Fund	13.1%
	John Hancock Funds II International Value Fund	13.1%
	John Hancock Funds II Health Sciences Fund	12.9%
	John Hancock Funds II Natural Resources Fund	12.5%
	John Hancock Funds II Emerging Markets Fund	11.8%
	John Hancock Funds II Equity Income Fund	11.5%
	John Hancock Funds II Mid Cap Stock Fund	11.5%
	John Hancock Funds II Small Company Value Fund	10.7%
	John Hancock Funds II Small Cap Value Fund	10.1%
	John Hancock Funds II Fundamental Global Franchise Fund	9.2%
	John Hancock Funds II Capital Appreciation Value Fund	9.1%
	John Hancock Funds II Capital Appreciation Fund	9.1%
	John Hancock Funds II Real Estate Equity Fund	9.1%
	John Hancock Funds II Global Real Estate Fund	8.9%
	John Hancock Funds III Strategic Growth Fund	8.8%
	John Hancock Funds II Global Equity Fund	8.7%
	John Hancock Financial Industries Fund	8.4%
	John Hancock Funds II U.S. Equity Fund	7.3%
	John Hancock Funds II Blue Chip Growth Fund	7.2%
	John Hancock Funds II Redwood Fund	6.0%
	John Hancock Funds II New Opportunities Fund	5.8%
Lifestyle Growth Portfolio
	John Hancock Funds II All Cap Core Fund	49.9%
	John Hancock Small Cap Core Fund	44.5%
	John Hancock Value Equity Fund	43.5%
	John Hancock Funds II Technical Opportunities Fund	41.7%
	John Hancock Funds II Value Fund	40.0%
	John Hancock Funds III International Value Equity Fund	39.1%
	John Hancock Funds II International Growth Stock Fund	38.5%
	John Hancock Emerging Markets Equity Fund	38.0%
	John Hancock Funds II Health Sciences Fund	38.0%
	John Hancock Funds II Mid Value Fund	36.8%
	John Hancock Funds II Alpha Opportunities Fund	36.0%
	John Hancock Funds II International Small Company Fund	35.8%
	John Hancock Funds II Science & Technology Fund	35.1%
	John Hancock Funds III International Core Fund	35.1%
	John Hancock Funds II Fundamental Large Cap Value Fund	34.8%
	John Hancock Funds II Small Company Growth Fund	34.1%
	John Hancock Funds II International Small Cap Fund	32.5%
	John Hancock Funds II Small Cap Growth Fund	32.4%
	John Hancock Funds II Capital Appreciation Value Fund	32.0%
	John Hancock Funds II Fundamental Global Franchise Fund	31.2%
	John Hancock Funds II Equity Income Fund	31.0%
	John Hancock Funds II International Value Fund	30.3%
	John Hancock Funds II Real Estate Equity Fund	28.8%
	John Hancock Funds II Mid Cap Stock Fund	28.7%
	John Hancock Funds II International Growth Opportunities Fund	28.4%
	John Hancock Funds II Global Real Estate Fund	28.3%
	John Hancock Funds II Natural Resources Fund	28.0%
	John Hancock Funds II U.S. Equity Fund	26.8%
	John Hancock Funds II Emerging Markets Fund	25.6%
	John Hancock Funds II Global Equity Fund	23.9%
	John Hancock Funds II Emerging Markets Debt Fund	23.8%
	John Hancock Funds II Capital Appreciation Fund	23.5%
	John Hancock Funds II Small Company Value Fund	22.9%
	John Hancock Funds III Strategic Growth Fund	22.9%
	John Hancock Financial Industries Fund	22.4%
	John Hancock Funds II Small Cap Value Fund	21.9%
	John Hancock Funds II Redwood Fund	21.1%
	John Hancock Funds II Global Income Fund	19.5%
	John Hancock Funds II Asia Pacific Total Return Bond Fund	19.5%
	John Hancock Funds II Blue Chip Growth Fund	19.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       49

Portfolio	Affiliated Series NAV	Percentage of underlying fund net assets
Lifestyle Growth Portfolio (continued)
	John Hancock Funds II Absolute Return Currency Fund	18.4%
	John Hancock Global Short Duration Credit Fund	18.1%
	John Hancock Funds II Spectrum Income Fund	15.8%
	John Hancock Funds II Short Duration Credit Opportunities Fund	15.8%
	John Hancock Funds II U.S. High Yield Bond Fund	15.4%
	John Hancock Funds II Real Return Bond Fund	14.7%
	John Hancock Funds II Floating Rate Income Fund	14.0%
	John Hancock Funds II New Opportunities Fund	12.1%
	John Hancock Funds II Active Bond Fund	11.8%
	John Hancock Focused High Yield Fund	10.8%
	John Hancock Funds II Total Return Fund	9.5%
	John Hancock Funds III Global Shareholder Yield Fund	8.8%
	John Hancock Funds II Global Bond Fund	7.0%
	John Hancock Funds II High Yield Fund	6.6%
	John Hancock Funds II Core Bond Fund	5.8%
	John Hancock Seaport Fund	5.8%
	John Hancock Funds II Short Term Government Income Fund	5.2%
	John Hancock Funds II Strategic Income Opportunities Fund	5.1%
Lifestyle Balanced Portfolio
	John Hancock Funds II Global Real Estate Fund	44.1%
	John Hancock Global Short Duration Credit Fund	43.5%
	John Hancock Funds II Spectrum Income Fund	39.4%
	John Hancock Funds II Investment Quality Bond Fund	36.5%
	John Hancock Funds II Short Duration Credit Opportunities Fund	36.4%
	John Hancock Funds II Asia Pacific Total Return Bond Fund	34.1%
	John Hancock Small Cap Core Fund	33.8%
	John Hancock Funds II Global Income Fund	33.3%
	John Hancock Funds II Emerging Markets Debt Fund	33.0%
	John Hancock Funds II Global Bond Fund	31.6%
	John Hancock Funds II Science & Technology Fund	31.3%
	John Hancock Funds II Capital Appreciation Value Fund	31.3%
	John Hancock Value Equity Fund	31.3%
	John Hancock Funds II U.S. High Yield Bond Fund	31.2%
	John Hancock Funds II All Cap Core Fund	30.7%
	John Hancock Funds II Fundamental Global Franchise Fund	30.6%
	John Hancock Funds II Health Sciences Fund	30.5%
	John Hancock Funds II Real Estate Equity Fund	30.1%
	John Hancock Funds II Value Fund	29.8%
	John Hancock Funds II Real Return Bond Fund	29.2%
	John Hancock Funds II Floating Rate Income Fund	29.1%
	John Hancock Funds II International Growth Stock Fund	28.7%
	John Hancock Funds III International Value Equity Fund	28.5%
	John Hancock Funds II Active Bond Fund	28.4%
	John Hancock Funds II Mid Value Fund	27.3%
	John Hancock Funds II Alpha Opportunities Fund	26.3%
	John Hancock Funds II Fundamental Large Cap Value Fund	26.2%
	John Hancock Funds II U.S. Equity Fund	26.2%
	John Hancock Funds II Technical Opportunities Fund	25.9%
	John Hancock Funds II Small Company Growth Fund	25.6%
	John Hancock Funds II Small Cap Growth Fund	25.1%
	John Hancock Funds II International Small Company Fund	24.3%
	John Hancock Emerging Markets Equity Fund	24.2%
	John Hancock Funds II Global Equity Fund	24.2%
	John Hancock Funds II International Value Fund	23.6%
	John Hancock Funds II Equity Income Fund	23.5%
	John Hancock Funds III International Core Fund	22.8%
	John Hancock Funds II International Small Cap Fund	22.1%
	John Hancock Funds II International Growth Opportunities Fund	22.0%
	John Hancock Funds II Natural Resources Fund	21.8%
	John Hancock Funds II Total Return Fund	21.5%
	John Hancock Funds II Redwood Fund	21.4%
	John Hancock Focused High Yield Fund	20.9%
	John Hancock Funds II Mid Cap Stock Fund	20.6%
	John Hancock Funds II Absolute Return Currency Fund	20.5%
	John Hancock Financial Industries Fund	19.5%
	John Hancock Funds II Small Company Value Fund	18.4%
	John Hancock Funds II Core Bond Fund	17.9%
	John Hancock Funds II Capital Appreciation Fund	16.9%
	John Hancock Funds II Small Cap Value Fund	16.9%
	John Hancock Funds III Strategic Growth Fund	16.4%
	John Hancock Funds II Emerging Markets Fund	15.7%
	John Hancock Funds II Blue Chip Growth Fund	14.7%
	John Hancock Funds II High Yield Fund	13.8%
	John Hancock Funds II Strategic Income Opportunities Fund	10.7%
	John Hancock Funds II Short Term Government Income Fund	10.5%
	John Hancock Funds II New Opportunities Fund	9.2%
	John Hancock Funds III Global Shareholder Yield Fund	8.3%
	John Hancock Seaport Fund	5.6%
Lifestyle Moderate Portfolio
	John Hancock Funds II Investment Quality Bond Fund	24.4%
	John Hancock Funds II Global Bond Fund	19.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       50

Portfolio	Affiliated Series NAV	Percentage of underlying fund net assets
Lifestyle Moderate Portfolio (continued)
	John Hancock Funds II Asia Pacific Total Return Bond Fund	18.4%
	John Hancock Funds II Active Bond Fund	16.9%
	John Hancock Enduring Assets Fund	16.9%
	John Hancock Funds II Spectrum Income Fund	15.5%
	John Hancock Funds II U.S. High Yield Bond Fund	14.3%
	John Hancock Funds II Emerging Markets Debt Fund	14.2%
	John Hancock Funds II Real Return Bond Fund	14.0%
	John Hancock Funds II Global Income Fund	13.4%
	John Hancock Funds II Short Duration Credit Opportunities Fund	13.3%
	John Hancock Global Short Duration Credit Fund	12.9%
	John Hancock Funds II Total Return Fund	12.8%
	John Hancock Funds II Floating Rate Income Fund	12.7%
	John Hancock Funds II Core Bond Fund	11.1%
	John Hancock Funds II Fundamental Large Cap Value Fund	10.4%
	John Hancock Funds II Real Estate Equity Fund	9.4%
	John Hancock Funds II Global Real Estate Fund	9.2%
	John Hancock Funds II Fundamental Global Franchise Fund	9.2%
	John Hancock Funds II Capital Appreciation Value Fund	9.0%
	John Hancock Focused High Yield Fund	8.9%
	John Hancock Funds II U.S. Equity Fund	7.9%
	John Hancock Funds II Mid Value Fund	7.5%
	John Hancock Funds II Global Equity Fund	7.3%
	John Hancock Funds II Equity Income Fund	7.3%
	John Hancock Funds II Absolute Return Currency Fund	7.2%
	John Hancock Funds II High Yield Fund	6.9%
	John Hancock Funds II Small Company Growth Fund	6.5%
	John Hancock Funds II Redwood Fund	6.4%
	John Hancock Funds II Small Cap Growth Fund	6.2%
	John Hancock Funds II International Growth Stock Fund	5.2%
Lifestyle Conservative Portfolio
	John Hancock Funds II Short Term Government Income Fund	48.6%
	John Hancock Enduring Assets Fund	47.1%
	John Hancock Funds II Investment Quality Bond Fund	25.5%
	John Hancock Funds II Global Bond Fund	20.6%
	John Hancock Funds II Active Bond Fund	18.0%
	John Hancock Funds II Real Return Bond Fund	17.1%
	John Hancock Funds II Asia Pacific Total Return Bond Fund	15.2%
	John Hancock Funds II Emerging Markets Debt Fund	14.8%
	John Hancock Funds II Spectrum Income Fund	13.7%
	John Hancock Funds II Total Return Fund	13.6%
	John Hancock Funds II Core Bond Fund	11.9%
	John Hancock Funds II Short Duration Credit Opportunities Fund	11.6%
	John Hancock Funds II Floating Rate Income Fund	11.4%
	John Hancock Funds III Core High Yield Fund	9.5%
	John Hancock Global Short Duration Credit Fund	8.6%
	John Hancock Funds II Absolute Return Currency Fund	8.3%
	John Hancock Funds II Global Income Fund	6.7%
	John Hancock Funds II Real Estate Equity Fund	6.6%
	John Hancock Funds II Global Real Estate Fund	6.4%
	John Hancock Funds II U.S. High Yield Bond Fund	5.9%
	John Hancock Funds II Global Equity Fund	5.2%
	John Hancock Funds II Fundamental Global Franchise Fund	5.0%

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
Absolute Return Currency	3,886,791	272,851	(860,470)	3,299,172	—	—	($62,038)	$31,012,215
All Cap Core	10,325,821	—	(529,474)	9,796,347	—	—	(130,276)	116,674,491
Alpha Opportunities	22,716,092	—	(1,363,889)	21,352,203	—	—	(2,313,201)	226,760,400
Blue Chip Growth	6,318,742	—	(192,827)	6,125,915	—	—	(366,282)	187,820,566
Capital Appreciation	11,435,397	—	(235,698)	11,199,699	—	—	(216,940)	175,611,274
Capital Appreciation Value	16,686,946	—	—	16,686,946	—	—	—	189,063,100
Disciplined Value	5,503,360	—	(150,799)	5,352,561	—	—	(149,628)	93,295,130
Emerging Markets	25,584,734	—	(8,065,926)	17,518,808	—	—	(10,741,604)	157,844,457
Emerging Markets Equity	8,458,813	8,082,027	—	16,540,840	—	—	—	146,055,616
Equity Income	12,609,100	126,937	(1,476,101)	11,259,936	$2,158,022	—	(5,930,844)	200,539,460

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       51

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Financial Industries	5,864,417	6,204	(1,350,713)	4,519,908	—	—	(1,155,574)	69,561,381
Fundamental Global Franchise	3,351,097	—	(300,802)	3,050,295	—	—	(57,388)	39,806,353
Fundamental Large Cap Value	13,894,392	911,723	(385,164)	14,420,951	—	—	(527,352)	175,070,347
Global Absolute Return Strategies	4,926,984	127,916	(5,054,900)	—	—	—	(1,783,278)	—
Global Equity	5,254,023	—	(428,241)	4,825,782	—	—	(172,712)	50,525,936
Global Focused Strategies	—	4,898,227	(31,436)	4,866,791	—	—	(9,154)	47,597,213
Global Real Estate	2,328,574	25,308	(332,845)	2,021,037	—	—	735,640	20,210,374
Global Shareholder Yield	3,807,897	74,603	(542,669)	3,339,831	763,024	—	325,448	35,602,595
Greater China Opportunities	641,400	—	—	641,400	—	—	—	11,250,160
Health Sciences	4,904,786	453,050	(222,714)	5,135,122	—	—	(987,529)	28,294,526
International Core	5,475,196	89,858	—	5,565,054	—	—	—	155,376,309
International Growth Opportunities	8,795,653	110,986	(185,639)	8,721,000	—	—	(401,140)	102,733,375
International Growth Stock	9,576,685	715,327	(366,355)	9,925,657	—	—	(611,972)	120,100,451
International Small Cap	5,861,145	—	(200,873)	5,660,272	—	—	(488,886)	94,922,769
International Small Company	10,459,981	—	(687,630)	9,772,351	—	—	(278,206)	95,573,596
International Value	15,283,380	73,135	(1,268,696)	14,087,819	—	—	(3,084,058)	193,707,512
International Value Equity	10,364,052	1,599,600	(224,691)	11,738,961	—	—	(306,294)	83,698,793
Mid Cap Stock	9,577,074	166,873	(437,047)	9,306,900	—	—	(1,551,736)	167,151,922
Mid Value	10,028,391	—	(1,455,901)	8,572,490	—	—	(2,195,583)	130,559,018
Natural Resources	6,272,587	1,042,328	—	7,314,915	—	—	—	81,927,045
New Opportunities	1,402,821	—	(88,323)	1,314,498	—	—	(667,437)	30,088,857
Real Estate Equity	1,914,698	77,742	(329,035)	1,663,405	—	—	420,380	20,210,374
Redwood	3,183,543	292	(239,526)	2,944,309	—	—	(279,986)	29,590,308
Science & Technology	9,865,742	—	(535,006)	9,330,736	—	—	(91,981)	101,051,872
Seaport	1,933,793	—	—	1,933,793	—	—	—	20,266,149
Small Cap Core	3,324,695	—	(376,335)	2,948,360	—	—	(12,530)	30,368,108
Small Cap Growth	4,122,061	372,661	(203,486)	4,291,236	—	—	(580,017)	31,883,887
Small Cap Value	2,298,783	—	(208,602)	2,090,181	—	—	(339,591)	40,235,993
Small Company Growth	1,734,127	7,701	(87,683)	1,654,145	—	—	(90,642)	28,848,288
Small Company Value	1,189,928	—	(139,049)	1,050,879	—	—	100,749	27,890,317
Strategic Growth	12,221,908	—	(834,164)	11,387,744	—	—	(780,639)	176,396,147
Technical Opportunities	9,707,622	897,859	(77,749)	10,527,732	—	—	(204,064)	112,857,289
U.S. Equity	7,748,441	—	(739,539)	7,008,902	—	—	(1,740,296)	71,560,893
Value	5,706,443	110,760	(415,063)	5,402,140	—	—	(642,408)	55,263,892
Value Equity	5,333,276	—	(94,470)	5,238,806	—	—	(16,326)	51,968,957
					$2,921,046	—	($37,385,375)	$4,056,827,715
Lifestyle Growth Portfolio
Absolute Return Currency	22,246,055	1,332,547	(3,256,507)	20,322,095	—	—	($970,900)	$191,027,694
Active Bond	14,359,213	11,486,626	(888,884)	24,956,955	$3,327,590	—	(25,396)	254,810,515
All Cap Core	26,553,541	—	(1,375,802)	25,177,739	—	—	(536,364)	299,866,876
Alpha Opportunities	56,263,000	—	(6,711,235)	49,551,765	—	—	(11,125,951)	526,239,743
Asia Pacific Total Return Bond	9,512,044	43,454	(1,134,697)	8,420,801	—	—	(1,150,304)	79,744,987
Blue Chip Growth	16,761,624	—	(583,575)	16,178,049	—	—	(1,322,010)	496,018,978
Capital Appreciation	29,769,859	—	(1,054,463)	28,715,396	—	—	(1,158,409)	450,257,414
Capital Appreciation Value	58,612,626	—	(265,408)	58,347,218	—	—	(262,754)	661,073,977
Core Bond	2,708,494	3,706,892	(239,399)	6,175,987	578,604	—	25,407	82,758,220
Disciplined Value	14,789,529	—	(855,962)	13,933,567	—	—	(1,238,844)	242,862,072
Emerging Markets	55,588,032	—	(17,661,558)	37,926,474	—	—	(18,790,941)	341,717,533
Emerging Markets Debt	15,835,991	420,227	(2,239,946)	14,016,272	3,730,073	—	(3,149,624)	131,052,142
Emerging Markets Equity	20,772,704	14,496,047	—	35,268,751	—	—	—	311,423,075
Equity Income	33,276,468	337,427	(3,311,060)	30,302,835	5,736,102	—	(11,700,915)	539,693,494
Financial Industries	15,835,879	—	(3,837,380)	11,998,499	—	—	(3,623,911)	184,656,896
Floating Rate Income	44,213,805	1,124,005	(9,237,787)	36,100,023	9,166,593	—	(11,821,034)	301,796,190

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       52

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Focused High Yield	21,058,944	2,800,867	(1,977,054)	21,882,757	2,456,171	—	(1,183,737)	72,650,753
Fundamental Global Franchise	11,355,920	6,695	(999,151)	10,363,464	—	—	(148,439)	135,243,207
Fundamental Large Cap Value	34,068,736	336,417	(179,691)	34,225,462	—	—	(215,579)	415,497,107
Global Absolute Return Strategies	28,149,298	977,058	(530,612)	28,595,744	—	—	(627,826)	284,241,697
Global Bond	3,017,320	56,087	(389,662)	2,683,745	—	—	417,192	34,727,656
Global Equity	14,319,067	8,168	(1,011,997)	13,315,238	—	—	(1,739,226)	139,410,541
Global Income	9,257,211	277,139	(1,120,862)	8,413,488	2,460,275	—	(1,705,007)	77,404,086
Global Real Estate	7,377,409	9,834	(956,196)	6,431,047	—	—	2,441,326	64,310,474
Global Shareholder Yield	19,313,027	400,970	(2,773,677)	16,940,320	3,828,132	—	(2,154,698)	180,583,810
Global Short Duration Credit	6,895,105	198,108	(740,646)	6,352,567	1,704,755	—	(1,144,255)	56,220,216
Health Sciences	14,307,633	1,720,126	(927,399)	15,100,360	—	—	(4,181,968)	83,202,984
High Yield	4,371,737	555,408	(509,944)	4,417,201	948,423	—	120,158	34,277,482
International Core	14,778,493	215,530	(87,953)	14,906,070	—	—	(554,310)	416,177,472
International Growth Opportunities	21,337,475	—	(3,155,070)	18,182,405	—	—	(9,410,438)	214,188,736
International Growth Stock	24,678,219	855,648	(1,527,425)	24,006,442	—	—	(3,238,173)	290,477,950
International Small Cap	14,419,198	—	(425,022)	13,994,176	—	—	(1,063,563)	234,682,332
International Small Company	25,964,900	—	(1,774,775)	24,190,125	—	—	(1,093,716)	236,579,425
International Value	37,745,103	150,272	(5,223,977)	32,671,398	—	—	(16,406,159)	449,231,727
International Value Equity	27,155,303	1,850,359	(195,310)	28,810,352	—	—	(423,083)	205,417,807
Mid Cap Stock	24,354,935	211,419	(1,299,999)	23,266,355	—	—	(4,627,960)	417,863,733
Mid Value	25,357,052	—	(3,473,756)	21,883,296	—	—	(5,848,992)	333,282,598
Natural Resources	15,482,956	937,184	—	16,420,140	—	—	—	183,905,565
New Opportunities	2,922,044	8,306	(203,003)	2,727,347	—	—	(1,556,932)	62,428,982
Real Estate Equity	6,030,980	79,376	(848,013)	5,262,343	—	—	1,609,443	63,937,473
Real Return Bond	9,595,130	3,892,917	(749,280)	12,738,767	262,259	—	(929,155)	143,820,681
Redwood	11,127,018	97,607	(923,431)	10,301,194	—	—	(1,445,906)	103,527,000
Science & Technology	26,270,664	—	(1,909,880)	24,360,784	—	—	(782,327)	263,827,287
Seaport	3,774,023	110,735	(33,298)	3,851,460	—	—	29,635	40,363,302
Short Duration Credit Opportunities	23,476,882	486,277	(1,296,086)	22,667,073	3,912,642	—	(1,232,050)	215,337,190
Short Term Government Income	—	1,815,498	(154,587)	1,660,911	73,010	—	675	16,077,618
Small Cap Core	6,975,434	13,106	(827,222)	6,161,318	—	—	(184,813)	63,461,575
Small Cap Growth	8,504,209	688,952	(480,520)	8,712,641	—	—	(1,403,411)	64,734,923
Small Cap Value	4,944,799	17,082	(429,060)	4,532,821	—	—	(737,907)	87,256,798
Small Company Growth	3,563,474	83,960	(240,020)	3,407,414	—	—	(285,388)	59,425,304
Small Company Value	2,559,775	2,088	(321,901)	2,239,962	—	—	74,423	59,448,602
Spectrum Income	14,823,764	407,451	(1,364,536)	13,866,679	2,314,879	—	(581,089)	146,293,465
Strategic Growth	31,948,046	—	(2,389,308)	29,558,738	—	—	(1,788,236)	457,864,847
Strategic Income Opportunities	22,139,598	6,496,162	(731,082)	27,904,678	3,642,624	—	(298,999)	295,789,592
Technical Opportunities	24,959,705	424,381	(402,703)	24,981,383	—	—	(1,075,407)	267,800,429
Total Return	8,049,202	6,251,554	(478,719)	13,822,037	1,389,598	—	32,635	188,532,584
U.S. Equity	28,503,748	—	(2,874,040)	25,629,708	—	—	(5,959,858)	261,679,317
U.S. High Yield Bond	4,357,234	819,528	(382,220)	4,794,542	1,475,037	—	(82,787)	51,157,767
Value	14,758,949	—	(1,375,327)	13,383,622	—	—	(2,417,501)	136,914,448
Value Equity	18,028,927	3,934	(906,308)	17,126,553	—	—	(270,357)	169,895,409
					$47,006,767	—	($138,925,715)	$12,874,151,757
Lifestyle Balanced Portfolio
Absolute Return Currency	25,352,959	1,459,407	(4,104,134)	22,708,232	—	—	($1,312,635)	$213,457,382
Active Bond	50,924,980	10,971,803	(2,003,890)	59,892,893	$8,023,179	—	22,068	611,506,435
All Cap Core	16,760,958	11,741	(1,255,180)	15,517,519	—	—	(1,921,417)	184,813,654
Alpha Opportunities	40,638,842	—	(4,483,889)	36,154,953	—	—	(8,830,781)	383,965,604
Asia Pacific Total Return Bond	16,491,012	130,327	(1,877,532)	14,743,807	—	—	(1,806,819)	139,623,856
Blue Chip Growth	12,981,182	861	(508,056)	12,473,987	—	—	(830,015)	382,452,444
Capital Appreciation	21,354,203	174,794	(884,077)	20,644,920	—	—	(788,288)	323,712,338

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       53

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	57,034,556	—	—	57,034,556	—	—	—	646,201,523
Core Bond	15,228,689	4,292,700	(546,490)	18,974,899	1,782,684	—	38,014	254,263,643
Disciplined Value	11,935,525	58,720	(475,474)	11,518,771	—	—	(510,359)	200,772,185
Emerging Markets	36,630,870	—	(13,475,026)	23,155,844	—	—	(7,557,234)	208,634,153
Emerging Markets Debt	22,007,182	583,259	(3,144,788)	19,445,653	5,176,682	—	(4,391,035)	181,816,854
Emerging Markets Equity	15,612,287	8,608,787	(1,753,490)	22,467,584	—	—	(2,727,788)	198,388,763
Equity Income	24,952,605	430,593	(2,384,430)	22,998,768	4,361,846	—	(7,490,461)	409,608,062
Financial Industries	13,566,754	—	(3,141,128)	10,425,626	—	—	(2,795,601)	160,450,385
Floating Rate Income	93,284,699	2,339,868	(20,824,696)	74,799,871	19,081,876	—	(28,244,673)	625,326,919
Focused High Yield	40,409,848	5,939,990	(3,906,613)	42,443,225	4,754,708	—	(2,340,298)	140,911,508
Fundamental Global Franchise	10,953,147	31,519	(801,259)	10,183,407	—	—	(67,903)	132,893,456
Fundamental Large Cap Value	25,337,019	620,458	(171,379)	25,786,098	—	—	(124,451)	313,043,225
Global Absolute Return Strategies	32,167,685	1,264,350	(1,427,677)	32,004,358	—	—	(1,552,463)	318,123,315
Global Bond	13,734,974	226,940	(1,903,981)	12,057,933	—	—	594,654	156,029,659
Global Equity	14,521,379	—	(1,026,463)	13,494,916	—	—	(1,175,998)	141,291,773
Global Income	15,845,180	491,345	(1,958,245)	14,378,280	4,214,928	—	(2,750,313)	132,280,178
Global Real Estate	11,352,571	75,421	(1,415,350)	10,012,642	—	—	3,518,386	100,126,415
Global Shareholder Yield	18,009,472	383,089	(2,395,464)	15,997,097	3,596,387	—	1,212,844	170,529,059
Global Short Duration Credit	16,506,184	483,954	(1,689,766)	15,300,372	4,116,674	—	(2,591,036)	135,408,289
Health Sciences	11,359,434	1,775,303	(1,014,160)	12,120,577	—	—	(1,025,867)	66,784,378
High Yield	8,950,903	1,205,442	(950,624)	9,205,721	1,977,084	—	255,435	71,436,398
International Core	9,869,338	40,038	(203,951)	9,705,425	—	—	(1,303,374)	270,975,461
International Growth Opportunities	17,066,999	28,046	(3,018,429)	14,076,616	—	—	(8,019,916)	165,822,539
International Growth Stock	18,557,836	996,467	(1,631,618)	17,922,685	—	—	(2,717,687)	216,864,489
International Small Cap	9,874,898	58,892	(418,706)	9,515,084	—	—	(991,199)	159,567,966
International Small Company	17,623,049	102,775	(1,278,190)	16,447,634	—	—	(522,936)	160,857,860
International Value	30,934,948	141,646	(5,593,505)	25,483,089	—	—	(15,866,182)	350,392,472
International Value Equity	20,781,758	1,593,646	(1,397,204)	20,978,200	—	—	(2,165,865)	149,574,565
Investment Quality Bond	16,407,940	1,755,127	(854,236)	17,308,831	1,802,463	—	(211,287)	216,014,215
Mid Cap Stock	17,611,624	175,573	(1,143,026)	16,644,171	—	—	(4,188,881)	298,929,305
Mid Value	18,706,829	139,567	(2,596,673)	16,249,723	—	—	(4,434,043)	247,483,285
Natural Resources	15,158,253	—	(2,396,182)	12,762,071	—	—	(17,496,371)	142,935,190
New Opportunities	2,296,849	3,524	(237,513)	2,062,860	—	—	(1,917,505)	47,218,868
Real Estate Equity	6,223,193	227,141	(956,429)	5,493,905	—	—	1,277,614	66,750,943
Real Return Bond	18,638,241	7,964,336	(1,336,482)	25,266,095	519,660	—	(1,110,095)	285,254,212
Redwood	11,053,405	162,667	(773,672)	10,442,400	—	—	(1,052,696)	104,946,123
Science & Technology	23,880,416	105,813	(2,275,062)	21,711,167	—	—	(858,015)	235,131,943
Seaport	3,625,525	98,524	—	3,724,049	—	—	—	39,028,030
Short Duration Credit Opportunities	55,310,975	1,282,411	(4,213,242)	52,380,144	9,089,738	—	(4,252,869)	497,611,367
Short Term Government Income	—	3,392,490	(29,213)	3,363,277	113,646	—	588	32,556,524
Small Cap Core	5,438,429	8,407	(760,469)	4,686,367	—	—	(227,842)	48,269,582
Small Cap Growth	6,631,455	481,259	(365,811)	6,746,903	—	—	(1,060,008)	50,129,491
Small Cap Value	3,951,064	776	(463,851)	3,487,989	—	—	(776,879)	67,143,786
Small Company Growth	2,791,886	12,901	(240,758)	2,564,029	—	—	(334,447)	44,716,660
Small Company Value	2,045,457	1,302	(248,953)	1,797,806	—	—	90,582	47,713,768
Spectrum Income	37,420,012	1,065,187	(3,976,270)	34,508,929	5,793,323	—	(1,610,198)	364,069,204
Strategic Growth	22,946,627	28,880	(1,756,225)	21,219,282	—	—	1,825,857	328,686,675
Strategic Income Opportunities	56,416,757	4,738,995	(2,199,376)	58,956,376	8,163,296	—	(1,084,894)	624,937,583
Technical Opportunities	15,802,630	209,935	(483,218)	15,529,347	—	—	(869,467)	166,474,597
Total Return	26,238,032	6,286,910	(1,134,772)	31,390,170	3,173,796	—	(102,754)	428,161,924
U.S. Equity	27,318,285	107,225	(2,381,474)	25,044,036	—	—	(4,739,264)	255,699,611
U.S. High Yield Bond	8,801,337	1,648,608	(759,325)	9,690,620	2,976,795	—	(368,171)	103,398,912
Value	11,023,480	151,510	(1,201,609)	9,973,381	—	—	(2,019,503)	102,027,685

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       54

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Value Equity	12,717,030	111,192	(533,458)	12,294,764	—	—	(20,993)	121,964,057
					$88,718,765	—	($152,322,734)	$13,445,160,745
Lifestyle Moderate Portfolio
Absolute Return Currency	8,741,321	541,300	(1,299,844)	7,982,777	—	—	($386,711)	$75,038,105
Active Bond	34,287,053	2,533,643	(1,241,342)	35,579,354	$4,791,247	—	(185,627)	363,265,199
Alpha Opportunities	7,560,770	—	(1,188,537)	6,372,233	—	—	(823,804)	67,673,113
Asia Pacific Total Return Bond	8,664,876	57,879	(761,535)	7,961,220	—	—	(706,809)	75,392,756
Blue Chip Growth	3,122,560	55,690	(111,633)	3,066,617	—	—	(165,359)	94,022,484
Capital Appreciation	4,936,045	159,472	(229,139)	4,866,378	—	—	(199,064)	76,304,800
Capital Appreciation Value	16,417,060	—	—	16,417,060	—	—	—	186,005,290
Core Bond	10,885,055	1,237,823	(378,929)	11,743,949	1,109,984	—	1,349	157,368,914
Emerging Markets	6,838,457	—	(2,845,694)	3,992,763	—	—	(5,479,369)	35,974,797
Emerging Markets Debt	9,330,596	250,504	(1,179,802)	8,401,298	2,223,252	—	(1,589,030)	78,552,134
Emerging Markets Equity	2,669,401	1,441,449	(349,079)	3,761,771	—	—	(529,185)	33,216,440
Enduring Assets	2,049,400	37,437	(235,163)	1,851,674	243,960	—	166,874	20,942,432
Equity Income	7,662,144	137,376	(641,759)	7,157,761	1,349,297	—	(1,478,921)	127,479,717
Floating Rate Income	42,537,528	1,050,074	(10,881,335)	32,706,267	8,560,799	—	(15,136,019)	273,424,394
Focused High Yield	16,855,421	2,512,600	(1,302,266)	18,065,755	2,011,734	—	(767,143)	59,978,307
Fundamental Global Franchise	3,241,899	24,054	(203,672)	3,062,281	—	—	(24,510)	39,962,768
Fundamental Large Cap Value	10,073,730	374,350	(275,159)	10,172,921	—	—	(372,055)	123,499,264
Global Absolute Return Strategies	11,016,663	447,541	(322,057)	11,142,147	—	—	(375,412)	110,752,938
Global Bond	8,148,531	154,076	(1,019,690)	7,282,917	—	—	282,889	94,240,944
Global Equity	4,258,646	8,150	(176,643)	4,090,153	—	—	(167,709)	42,823,904
Global Income	6,226,834	189,110	(644,938)	5,771,006	1,678,665	—	(986,040)	53,093,254
Global Real Estate	2,324,763	38,141	(268,661)	2,094,243	—	—	963,469	20,942,432
Global Shareholder Yield	4,986,645	101,303	(572,555)	4,515,393	1,011,295	—	(653,361)	48,134,086
Global Short Duration Credit	4,789,337	141,173	(396,059)	4,534,451	1,210,947	—	(606,672)	40,129,888
High Yield	4,419,593	576,451	(414,077)	4,581,967	978,163	—	(379,344)	35,556,061
International Core	2,215,055	71,291	(264,732)	2,021,614	—	—	(1,468,177)	56,443,468
International Growth Opportunities	3,388,388	201,070	(489,385)	3,100,073	—	—	(1,053,550)	36,518,857
International Growth Stock	3,702,235	29,628	(474,177)	3,257,686	—	—	(791,100)	39,418,001
International Small Cap	1,906,279	255	(45,137)	1,861,397	—	—	(91,255)	31,215,629
International Small Company	3,402,005	—	(192,648)	3,209,357	—	—	(55,335)	31,387,511
International Value	5,855,182	112,575	(1,294,026)	4,673,731	—	—	(2,269,834)	64,263,806
International Value Equity	3,976,094	121,457	(476,181)	3,621,370	—	—	(684,120)	25,820,365
Investment Quality Bond	11,724,472	450,293	(615,482)	11,559,283	1,200,836	—	(161,493)	144,259,849
Mid Cap Stock	3,523,589	46,664	(273,557)	3,296,696	—	—	(719,986)	59,208,656
Mid Value	5,151,677	69,784	(783,156)	4,438,305	—	—	(1,383,805)	67,595,383
Natural Resources	3,228,558	—	(416,670)	2,811,888	—	—	(5,014,687)	31,493,142
Real Estate Equity	1,911,565	87,014	(274,922)	1,723,657	—	—	167,534	20,942,432
Real Return Bond	8,365,450	4,166,084	(449,964)	12,081,570	248,512	—	(338,807)	136,400,924
Redwood	3,263,088	28,009	(147,061)	3,144,036	—	—	(42,784)	31,597,562
Seaport	1,042,539	43,775	—	1,086,314	—	—	—	11,384,572
Short Duration Credit Opportunities	19,731,688	395,886	(1,049,239)	19,078,335	3,281,625	—	(1,037,409)	181,244,184
Short Term Government Income	—	1,268,477	(13,662)	1,254,815	42,341	—	137	12,146,611
Small Cap Growth	1,733,623	78,546	(145,130)	1,667,039	—	—	(424,163)	12,386,098
Small Cap Value	1,030,384	10,015	(139,306)	901,093	—	—	(174,753)	17,346,033
Small Company Growth	725,312	3,167	(73,606)	654,873	—	—	(113,716)	11,420,991
Small Company Value	537,006	2,343	(75,296)	464,053	—	—	466	12,315,963
Spectrum Income	14,300,084	446,906	(1,203,688)	13,543,302	2,247,868	—	(79,441)	142,881,837
Strategic Growth	5,265,484	17,624	(275,031)	5,008,077	—	—	(79,541)	77,575,112
Strategic Income Opportunities	21,522,988	827,005	(1,323,791)	21,026,202	2,962,368	—	(759,601)	222,877,739
Total Return	17,691,163	1,505,541	(600,009)	18,596,695	1,889,960	—	(151,185)	253,658,926

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       55

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
U.S. Equity	8,036,595	12,619	(525,527)	7,523,687	—	—	(199,492)	76,816,841
U.S. High Yield Bond	3,968,403	745,689	(281,334)	4,432,758	1,359,431	—	(438,301)	47,297,524
					$38,402,284	—	($46,961,961)	$4,189,692,437
Lifestyle Conservative Portfolio
Absolute Return Currency	9,814,105	982,983	(1,622,715)	9,174,373	—	—	($478,557)	$86,239,110
Active Bond	37,203,864	1,944,549	(1,140,938)	38,007,475	$5,056,774	—	(270,581)	388,056,321
Alpha Opportunities	3,243,367	189,380	(420,812)	3,011,935	—	—	(1,313,560)	31,986,751
Asia Pacific Total Return Bond	7,067,245	27,260	(536,022)	6,558,483	—	—	(498,829)	62,108,836
Blue Chip Growth	1,147,577	57,664	(136,741)	1,068,500	—	—	(230,048)	32,760,196
Capital Appreciation	482,213	36,432	(64,825)	453,820	—	—	(159,493)	7,115,895
Capital Appreciation Value	8,781,970	—	(1,447,708)	7,334,262	—	—	(940,547)	83,097,190
Core Bond	11,742,613	1,372,066	(467,713)	12,646,966	1,180,280	—	(18,922)	169,469,347
Core High Yield	4,995,351	193,632	(353,432)	4,835,551	1,708,570	—	(708,479)	44,777,202
Emerging Markets	2,366,587	—	(803,554)	1,563,033	—	—	(581,403)	14,082,930
Emerging Markets Debt	9,432,974	291,447	(980,606)	8,743,815	2,286,788	—	(1,258,049)	81,754,672
Emerging Markets Equity	553,465	686,334	—	1,239,799	—	—	—	10,947,421
Enduring Assets	6,354,072	143,735	(1,334,354)	5,163,453	680,750	—	801,075	58,398,650
Equity Income	2,496,572	39,554	(414,558)	2,121,568	409,247	—	1,245,404	37,785,130
Floating Rate Income	37,338,851	931,428	(9,000,454)	29,269,825	7,593,340	—	(12,397,518)	244,695,738
Focused High Yield	—	1,960,323	(229,700)	1,730,623	107,255	—	407	5,745,669
Fundamental Global Franchise	1,907,262	16,511	(246,924)	1,676,849	—	—	(136,352)	21,882,875
Fundamental Large Cap Value	3,071,320	216,172	(430,102)	2,857,390	—	—	(909,990)	34,688,716
Global Absolute Return Strategies	12,415,179	1,103,496	(690,252)	12,828,423	—	—	(826,699)	127,514,522
Global Bond	8,649,553	147,741	(915,590)	7,881,704	—	—	296,860	101,989,246
Global Equity	3,302,239	77,683	(495,578)	2,884,344	—	—	(543,832)	30,199,084
Global Income	3,043,932	94,896	(261,498)	2,877,330	830,666	—	(287,988)	26,471,440
Global Real Estate	1,779,034	43,792	(362,941)	1,459,885	—	—	1,509,956	14,598,845
Global Shareholder Yield	2,547,137	57,017	(451,166)	2,152,988	487,950	—	(450,724)	22,950,849
Global Short Duration Credit	3,144,654	93,444	(202,651)	3,035,447	804,002	—	(299,421)	26,863,706
High Yield	1,479,743	715,556	(192,264)	2,003,035	415,667	—	(81,093)	15,543,553
International Core	1,143,341	91,560	(169,264)	1,065,637	—	—	(980,901)	29,752,573
International Growth Stock	3,025,467	142,610	(447,565)	2,720,512	—	—	(707,459)	32,918,199
International Value	3,340,357	299,809	(772,849)	2,867,317	—	—	(801,710)	39,425,610
Investment Quality Bond	12,648,163	182,915	(708,173)	12,122,905	1,256,157	—	(222,798)	151,293,855
Mid Cap Stock	1,341,963	116,994	(228,541)	1,230,416	—	—	(801,655)	22,098,263
Mid Value	1,280,892	28,670	(270,730)	1,038,832	—	—	(45,126)	15,821,409
Natural Resources	1,287,303	—	—	1,287,303	—	—	—	14,417,792
Real Estate Equity	1,463,293	59,401	(321,143)	1,201,551	—	—	924,848	14,598,845
Real Return Bond	10,657,156	4,449,238	(373,178)	14,733,216	301,626	—	(645,850)	166,338,008
Redwood	1,913,958	7,844	(217,060)	1,704,742	—	—	(45,667)	17,132,662
Seaport	532,039	7,503	—	539,542	—	—	—	5,654,403
Short Duration Credit Opportunities	16,969,244	415,217	(632,280)	16,752,181	2,859,715	—	(485,595)	159,145,720
Short Term Government Income	13,612,593	2,266,629	(353,702)	15,525,520	657,231	—	(146,542)	150,287,038
Small Cap Growth	990,499	198,021	(211,814)	976,706	—	—	(431,626)	7,256,929
Small Cap Value	261,479	14,064	(50,577)	224,966	—	—	(49,828)	4,330,601
Small Company Value	135,481	6,429	(26,743)	115,167	—	—	7,720	3,056,525
Spectrum Income	12,379,376	389,371	(812,990)	11,955,757	1,972,244	—	(62,417)	126,133,239
Strategic Growth	528,290	6,760	(63,420)	471,630	—	—	(32,258)	7,305,549
Strategic Income Opportunities	18,616,274	678,240	(748,520)	18,545,994	2,594,952	—	(295,217)	196,587,541
Total Return	19,220,456	1,371,638	(713,480)	19,878,614	2,003,443	—	(295,323)	271,144,295
U.S. Equity	4,033,429	7,315	(538,776)	3,501,968	—	—	(27,798)	35,755,095
U.S. High Yield Bond	1,316,429	609,753	(103,373)	1,822,809	535,729	—	14,630	19,449,371
					$33,742,386	—	($23,668,955)	$3,271,627,416

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       56

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2016 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       57

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has been in line with or outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A, and also reviewed Fund performance against each Fund's respective benchmarks. The Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor effected or continued advisory fee reductions in the past year with respect to the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors which are affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       58

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)

considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the Funds and the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       59

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also noted that the Subadvisors are affiliated with the Advisor and took into account potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor's relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund's Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds, with the exceptions noted in Appendix A, with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisors for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       60

APPENDIX A

PORTFOLIO (SUBADVISER)	Performance as of 12.31.2015	Fees and Expenses	Comments
Lifestyle Aggressive Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are equal to the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's three- and five-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-, three- and five-year periods.

Lifestyle Balanced Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))	Benchmark Index - The Fund underperformed for the one-, three- and five-year periods. Lipper Category - The Fund outperformed the average for the one- three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group average for this purpose.

Net management fees for this Fund are equal to the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group average for the one-, three- and five-year periods.

Lifestyle Conservative Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one-, three-, and five-year periods.

Broadridge Category - The Fund outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadviser fees for this Fund are higher than the peer group median.

Net management fees for this Fund are higher than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one-, three- and five-year performance relative to the benchmark index and to the peer group average for the three-year period.

The Board noted the Fund's favorable performance relative to the peer group average for the one- and five-year periods.

The Board noted the Fund's favorable performance relative to the Morningstar peer group average for the year-to-date period ended April 30, 2016.

The Board took into account management's discussion of the Fund's expenses.

Lifestyle Growth Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Broadridge Category - The Fund outperformed the average for the one-, three- and five-year period.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's three- and five-year performance relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group average for the one-, three- and five-year periods.

Lifestyle Moderate Portfolio (Manulife Asset Management (U.S.)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one-, three- and five-year periods.

Broadridge Category - The Fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's one- three- and five-year performance relative to the benchmark index and to the peer group average for the three- and five-year periods.

The Board noted the Fund's favorable performance relative to the peer group average for the one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       61

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       62

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       63

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

SEMIANNUAL REPORT   |   JOHN HANCOCK LIFESTYLE PORTFOLIOS       64

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
601 Congress Street ■ Boston, MA 02210-2805 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF303818	LSSA 6/16 8/16

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Nominating, Governance and Administration Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 18, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 18, 2016